As filed with the Securities and Exchange Commission on April 30, 2003


                                                              File No. 333-88877
                                                              File No. 811-09625

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                            Pre-Effective Amendment No.                [ ]


                          Post-Effective Amendment No. 3               [X]
                                       and


       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                                  Amendment No. 4                      [X]


                     THE KELMOORE STRATEGY(R)VARIABLE TRUST
                    ----------------------------------------
               (Exact Name of Registrant as Specified on Charter)

          2471 E. Bayshore Road, Suite 501, Palo Alto, California 94303
          -------------------------------------------------------------
           (Address of Principal Executive Offices including Zip Code)

                          (800) 486-3717 (Registrant's
                     Telephone Number, including Area Code)

                            Shawn K. Young, President
                     The Kelmoore Strategy(R) Variable Trust
                        2471 E. Bayshore Road, Suite 501
                           Palo Alto, California 94303
                     (Name and Address of Agent for Service)

                                   Copies to:

                           Catherine S. Wooledge, Esq.
                         Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, N.W
                            Washington, DC 20004-2415

         It is proposed that this filing will become effective (check appropriate box).

       [X] immediately upon filing pursuant to paragraph (b) of Rule 485
       [ ] on (date) pursuant to paragraph (b) of Rule 485
       [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
       [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
       [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
       [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

                                                                      PROSPECTUS
                                                                      ----------




                                              KELMOORE STRATEGY(R) VARIABLE FUND


                                        KELMOORE STRATEGY(R) VARIABLE EAGLE FUND

                                                   -----------------------------





                                                                  APRIL 30, 2003











This prospectus contains important information about the Kelmoore Strategy(R) Variable Fund and the KelmoorE Strategy(R) Variable Eagle Fund, which are available only through the purchase of a variable annuity contract or variable life insurance policy from an insurance company and through qualified retirement plans. This prospectus should be accompanied by the prospectus for such contract or plan documents. These prospectuses and documents contain important information. Please read them before investing and keep them for future reference.






  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

WHAT ARE THE FUNDS?                                                          4
--------------------------------------------------------------------------------

KELMOORE STRATEGY(R) VARIABLE FUND                                           4
--------------------------------------------------------------------------------


   What is the Kelmoore Strategy(R) Variable Fund's Primary Goal? What is the Kelmoore Strategy(R) Variable Fund's Main Strategy? What are the Kelmoore Strategy(R) Variable Fund's Main Risks?
   Who may want to invest in the Kelmoore Strategy(R) Variable Fund?


KELMOORE STRATEGY(R) VARIABLE EAGLE FUND                                     6
--------------------------------------------------------------------------------


   What is the Kelmoore Strategy(R) Variable Eagle Fund's Primary Goal? What is the Kelmoore Strategy(R) Variable Eagle Fund's Main Strategy? What are the Kelmoore Strategy(R) Variable Eagle Fund's Main Risks?
   Who may want to invest in the Kelmoore Strategy(R) Variable Eagle Fund?


RISK/RETURN BAR CHARTS AND TABLES                                            9
--------------------------------------------------------------------------------


MAIN STRATEGY                                                               11


--------------------------------------------------------------------------------

MAIN RISKS                                                                  13
--------------------------------------------------------------------------------

SECONDARY STRATEGY                                                          14
--------------------------------------------------------------------------------


MANAGEMENT OF THE FUNDS                                                     15


--------------------------------------------------------------------------------

                         Investment Advisor
                         Portfolio Manager
                         Brokerage Commissions
                         Distribution Plan

PURCHASE AND REDEMPTION OF SHARES                                           16
--------------------------------------------------------------------------------

TRANSACTION POLICIES                                                        16
--------------------------------------------------------------------------------


DIVIDENDS, DISTRIBUTIONS AND TAXES                                          17

--------------------------------------------------------------------------------

SPECIAL INFORMATION ABOUT THE FUNDS                                         17
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                        18
--------------------------------------------------------------------------------

PRIVACY POLICY                                                              20
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION                                                      22
--------------------------------------------------------------------------------

                         Shareholder Reports                        BACK COVER

                         Statement of Additional Information        BACK COVER
--------------------------------------------------------------------------------

                                     SUMMARY

WHAT ARE THE FUNDS?


         The Kelmoore Strategy(R) Variable Fund and the Kelmoore Strategy(R) Variable Eagle Fund (each a "Fund" and collectively the "Funds") are mutual funds that are available only through the purchase of a variable annuity contract or variable life insurance policy issued by an insurance company and through qualified retirement plans. Before you invest, please read this prospectus along with the prospectus describing the variable annuity contract or variable life insurance policy ("Variable Contract"). Keep both prospectuses for future reference.

         Only insurance company separate accounts and qualified retirement plans may purchase shares of the Funds. You may not invest directly in the Funds. You should read the Variable Contract prospectus for information about:


            o  Purchasing the Variable Contract

            o  The terms of the Variable Contract

            o  Expenses related to purchasing the Variable Contract

        Your plan documents will inform you of any particular plan requirements and arrangements that govern your investments in the Funds.

KELMOORE STRATEGY(R) VARIABLE FUND

WHAT IS THE KELMOORE STRATEGY(R) VARIABLE FUND'S PRIMARY GOAL?

         The Fund's primary goal is to maximize realized gains from writing covered options on common stocks. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

WHAT IS THE KELMOORE STRATEGY(R) VARIABLE FUND'S MAIN STRATEGY?

         The main strategy of the Kelmoore Strategy(R) Variable Fund is to purchase the common stocks of a limiteD number of large cap companies with market capitalizations in excess of $10 billion and strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Fund will consist primarily of large cap leaders in Financial Services, Consumer Goods, Manufacturing, Natural Resources and Technology.

         When the Fund purchases a stock, it simultaneously writes covered call options on the stock. The options written by the Fund are considered "covered" because the Fund owns the stock against which the options are written. As a result, the number of covered call options the Fund can write against any particular stock is limited by the number of shares of that stock the Fund holds.


         To maximize options premiums generated, Kelmoore Investment Company, Inc. (the "Advisor") writes as many covered call options as it can on the stocks the Fund owns. The Advisor writes options of a duration and exercise price that provide the Fund with the highest expected return.


         The Fund seeks to protect or "hedge" the Fund's portfolio against a decline in the value of the stocks the Fund owns by acquiring put options. A put option gives the Fund the right to sell or "put" a fixed number of shares of stock at a fixed price within a given time frame in exchange for a premium paid. The value of a put option generally increases as stock prices decrease. The combination of the Fund's stock portfolio, the steady cash flow from the sale of covered call options and the downside protection of the put options is designed to provide the Fund with fairly consistent returns over a range of equity market environments. The Advisor currently intends to use up to 50% of the premiums generated from covered call option writing to acquire put options, but may invest more or less in put options in its sole discretion.

         The Fund typically holds no more than forty common stocks, though this number may fluctuate at the discretion of the Advisor. The issuers of stocks selected for investment by the Fund generally have a market capitalization in excess of $10 billion and tend to have most of the following characteristics:


            o  considered to be industry leaders

            o  have strong financial fundamentals

            o  are widely-held and have a high daily trading volume

            o  are multi-national corporations

            o  have relatively stable prices and dividends

WHAT ARE THE KELMOORE STRATEGY(R) VARIABLE FUND'S MAIN RISKS?

         As with any mutual fund, the value of the Fund's investments, and therefore the value of the Fund's shares, will fluctuate. If the net asset value of your shares declines below the price you paid in excess of distributions received, you will lose money. The performance of the Fund may also vary substantially from year to year. The principal risks associated with an investment in the Fund include:

         RISKS OF INVESTING IN STOCKS:

            o stock market risk, or the risk that the price of the securities owned by the Fund may fall due to changing economic, political or market conditions

            o selection risk, or the risk that the stocks or sectors owned by the Fund will underperform the stock market as a whole or certain sectors of the stock market

            o  risk of reduction in the amount of dividends a stock pays

            o financial services industry risks, including the risk that government regulation, the cost of capital funds, changes in interest rates and price competition will reduce the value of an issuer's stock

            o consumer goods industry risks, including the risk that the performance of the overall economy, interest rates, competition, consumer confidence and spending and changes in demographics and consumer tastes will reduce the value of an issuer's stock

            o manufacturing industry risks, including the risk that economic cycles, technical obsolescence, labor relations and government regulations will reduce the value of an issuer's stock

            o natural resources industry risks, including the risk that international political and economic developments, energy conservation, the success of exploration projects and tax and other government regulations will reduce the value of an issuer's stock

            o technology industry risks, including the risk that new products, systems or information will be developed and introduced to the marketplace substantially reducing the value of an issuer's stock

         RISKS OF WRITING COVERED CALL OPTIONS:

            o  risk of limiting gains on stocks in a rising market

            o  risk of unanticipated exercise of the option

            o  lack of liquid options market

            o  decreases in option premiums

         OTHER RISKS:

            o lack of liquidity in connection with purchases and sales of portfolio securities

            o  relatively higher cost of options trades

            o  forced liquidation of securities underlying the options

            o  loss of part or all of your money invested in the Fund

            o loss of premium related to the purchase of a put option if the option expires

WHO MAY WANT TO INVEST IN THE KELMOORE STRATEGY(R) VARIABLE FUND?

         Kelmoore Strategy(R) Variable Fund may be appropriate for you if you:

            o are seeking long-term total return in the form of dividends in addition to capital gains and are willing to assume more risk to increase the level of those distributions in the future

            o are prepared in the future to receive taxable income distributions in connection with maximizing future ordinary income

            o can accept the risks of investing in a portfolio of common stocks and their related options

            o are seeking a disciplined and continual reinvestment of premiums generated from writing options

            o can tolerate performance which can vary substantially from year to year

            o  have a longer-term investment horizon

         You should NOT invest in the Fund if you are seeking capital appreciation or predictable levels of income or are investing for a short period of time.

KELMOORE STRATEGY(R) VARIABLE EAGLE FUND

WHAT IS THE KELMOORE STRATEGY(R) VARIABLE EAGLE FUND'S PRIMARY GOAL?

         The Fund's primary goal is to maximize realized gains from writing covered options on common stocks. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

WHAT IS THE KELMOORE STRATEGY(R) VARIABLE EAGLE FUND'S MAIN STRATEGY?


         The main strategy of the Kelmoore Strategy(R) Variable Eagle Fund is to purchase the common stocks of A limited number of mid and large cap companies with market capitalizations in excess of $1 billion and strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Fund consists primarily of mid and large cap leaders in Technology, Communications and Financial Services. In addition, the Fund may from time to time purchase a mid or large cap stock not in the market sectors noted above if particularly attractive options may be sold against the stock.

         When the Fund purchases a stock, it simultaneously writes covered call options on the stock. The options written by the Fund are considered "covered" because the Fund owns the stock against which the options are written. As a result, the number of covered call options the Fund can write against any particular stock is limited by the number of shares of that stock the Fund holds.

         To maximize option premiums generated, the Advisor writes as many covered call options as it can on the stocks the Fund owns. The Advisor writes options of a duration and exercise price which provide the Fund with the highest expected return.

         The Fund seeks to protect or "hedge" the Fund's portfolio against a decline in the value of the stocks the Fund owns by acquiring put options. A put option gives the Fund the right to sell or "put" a fixed number of shares of stock at a fixed price within a given time frame in exchange for a premium paid. The value of a put option generally increases as stock prices decrease. The combination of the Fund's stock portfolio, the steady cash flow from the sale of covered call options and the downside protection of the put options is designed to provide the Fund with fairly consistent returns over a range of equity market environments. The Advisor currently intends to use up to 50% of the premiums generated from covered call option writing to acquire put options, but may invest more or less in put options in its sole discretion.


         The Fund typically holds between 30 and 50 common stocks, though this number may fluctuate at the discretion of the Advisor. The issuers of stocks selected for investment by the Fund generally have a market capitalization in excess of $1 billion and tend to have most of the following characteristics:


            o considered to be leading edge companies that offer new or superior products or services

            o  have a commanding marketing position

            o  are widely-held and have a high daily trading volume

            o  have strong financial fundamentals

            o have a higher volatility than the stocks selected by the Kelmoore Strategy(R)Variable Fund

WHAT ARE THE KELMOORE STRATEGY(R) VARIABLE EAGLE FUND'S MAIN RISKS?

         As with any mutual fund, the value of the Fund's investments, and therefore the value of the Fund's shares, will fluctuate. If the net asset value of your shares declines below the price you paid in excess of distributions received, you will lose money. The performance of the Fund may also vary substantially from year to year. The principal risks associated with an investment in the Fund include:

         RISKS OF INVESTING IN STOCKS:

            o enhanced stock market risk, or the risk that the price of the securities owned by the Fund may fall due to changing economic, political or market conditions

            o enhanced selection risk, or the risk that the stocks or sectors selected by the Fund will substantially underperform the stock market as a whole or certain sectors of the stock market

            o mid-cap risk, or the risk that returns from mid cap stocks selected by the Fund will underperform the stock market as a whole or certain sectors of the stock market, since mid cap stocks have historically been more volatile in price than large cap stocks

            o financial risk, or the risk that the stock issuer may file bankruptcy proceedings or be acquired on unfavorable terms to the stockholders

            o  risk of reduction in the amount of dividends a stock pays

            o technology industry risks, including the risk that new products, systems or information will be developed and introduced to the marketplace substantially reducing the value of an issuer's stock

            o communications industry risks, including the risk that failure to obtain or delays in obtaining financing, regulatory approvals, intense competition, product compatibility, consumer preferences and rapid obsolescence will reduce the value of an issuer's stock

            o financial services industry risks, including the risk that government regulation, the cost of capital funds, changes in interest rates and price competition will reduce the value of an issuer's stock

         RISKS OF WRITING COVERED CALL OPTIONS:

            o  risk of limiting gains on stocks in a rising market

            o  risk of unanticipated exercise of the option

            o  lack of liquid options markets

            o  decreases in option premiums

         OTHER RISKS:

            o lack of liquidity in connection with purchases and sales of portfolio securities

            o  relatively higher cost of options trades

            o  forced liquidation of securities underlying the options

            o  loss of part or all of your money invested in the Fund

            o loss of premium related to the purchase of a put option if the option expires

WHO MAY WANT TO INVEST IN THE KELMOORE STRATEGY(R) VARIABLE EAGLE FUND?

         Kelmoore Strategy(R) Variable Eagle Fund may be appropriate for you if you:

            o are seeking long-term total return in the form of dividends in addition to capital gains and are willing to assume more risk to increase the level of those distributions in the future

            o are prepared in the future to receive taxable income distributions in connection with maximizing future ordinary income

            o can accept the risks of investing in a portfolio of common stocks and their related options

            o are seeking a disciplined and continual reinvestment of premiums generated from writing options

            o can tolerate performance which can vary substantially from year to year

            o can accept wide variation in the value of the Fund's shares which could cause a capital loss upon redemption of shares

            o  have a longer-term investment horizon

         You should NOT invest in the Fund if you are seeking capital appreciation or predictable levels of income or are investing for a short period of time.

                        RISK/RETURN BAR CHARTS AND TABLES

         The bar charts and tables shown below provide an indication of the risks of investing in the Kelmoore Strategy(R) Variable Fund and the Kelmoore Strategy(R) Variable Eagle Fund by showing changes in each Fund's performance from year to year (since each Fund commenced operations), and by showing how each Fund's average annual returns for one year and for the life of the Fund compare to those of certain broad based benchmarks. Fee waivers and expense reimbursements that were applicable during the indicated periods are reflected in both the bar charts and the tables. Without those fee waivers and expense reimbursements, each Fund's performance would have been lower. How a Fund has performed in the past is not necessarily an indication of how it will perform in the future.

Kelmoore Strategy(R) Variable Fund

                                    BAR CHART


                           12/31/01         12/31/02
                           (12.56)%         (14.73)%

Since inception (November 27, 2000), the highest calendar quarter total return for the Fund was 10.87% (quarter ended December 31, 2001) and the lowest calendar quarter total return was (14.09)% (quarter ended September 30, 2002).


                          AVERAGE ANNUAL TOTAL RETURNS



                                                                          Since November 27,
(For the periods ended December 31, 2002)                    One Year          2000(1)
-----------------------------------------                    --------          -------
Strategy(R)Variable Fund                                     (14.73)%          (12.96)%
Standard & Poors' 100 Index(2)                               (22.59)%          (18.21)%
CSFB High Yield Index II(2)                                    3.31%             5.19%
Chicago Board Options Exchange BuyWrite Monthly Index(3)      (6.71)%           (7.78)%

(1)   THE FUND COMMENCED OPERATIONS ON NOVEMBER 27, 2000.
(2) THE STANDARD & POOR'S 100 INDEX ("S&P 100") AND CSFB HIGH YIELD INDEX II (FORMERLY THE DLJ HIGH YIELD TOTAL RETURN INDEX) ("CSFB") ARE UNMANAGED INDICES AND THE PERFORMANCE OF AN INDEX ASSUMES NO TRANSACTION COSTS, TAXES, MANAGEMENT FEES OR OTHER EXPENSES. A DIRECT INVESTMENT IN AN INDEX IS NOT POSSIBLE. THE CSFB IS PRICED WEEKLY ON THURSDAY, THEREFORE THE PERFORMANCE DOES NOT REPRESENT THE EXACT PERIOD OF THE FUND.
(3) ON AUGUST 7, 2002, THE BOARD OF TRUSTEES OF THE TRUST APPROVED A CHANGE IN THE FUND'S BENCHMARKS TO THE CHICAGO BOARD OPTIONS EXCHANGE BUYWRITE MONTHLY INDEX ("CBOE") AND THE S&P 100 SINCE THE CBOE AND THE S&P 100 ARE MORE ACCURATE COMPARISONS FOR

      THE FUND'S PERFORMANCE. THE CBOE IS AN UNMANAGED INDEX AND THE PERFORMANCE OF AN INDEX ASSUMES NO TRANSACTION COSTS, TAXES, MANAGEMENT FEES OR OTHER EXPENSES. A DIRECT INVESTMENT IN AN INDEX IS NOT POSSIBLE.


Kelmoore Strategy(R) Variable Eagle Fund

                                    BAR CHART


                           12/31/01         12/31/02
                           (38.97)%         (28.38)%


Since inception (November 27, 2000), the highest calendar quarter total return for the Fund was 26.47% (quarter ended December 31, 2001) and the lowest calendar quarter total return was (36.29)% (quarter ended March 31, 2001).

                          AVERAGE ANNUAL TOTAL RETURNS



                                                                          Since November 27,
(For the periods ended December 31, 2002)                    One Year          2000(1)
-----------------------------------------                    --------          -------
Strategy(R)Variable Eagle Fund                               (28.38)%          (32.56)%
Standard & Poors' 100 Index(2)                               (22.59)%          (18.21)%
NASDAQ Composite Index(2)                                    (31.26)%          (27.05)%
Chicago Board Options Exchange BuyWrite Monthly Index(3)      (6.71)%           (7.78)%

(1)   THE FUND COMMENCED OPERATIONS ON NOVEMBER 27, 2000.
(2) THE S&P 100 AND NASDAQ COMPOSITE INDEX (THE "NASDAQ") ARE UNMANAGED INDICES AND THE PERFORMANCE OF AN INDEX ASSUMES NO TRANSACTION COSTS, TAXES, MANAGEMENT FEES OR OTHER EXPENSES. A DIRECT INVESTMENT IN AN INDEX IS NOT POSSIBLE.
(3) ON AUGUST 7, 2002, THE BOARD OF TRUSTEES OF THE TRUST APPROVED A CHANGE IN THE FUND'S BENCHMARKS TO THE CBOE AND THE NASDAQ SINCE THE CBOE AND THE NASDAQ ARE MORE ACCURATE COMPARISONS FOR THE FUND'S PERFORMANCE. THE CBOE IS AN UNMANAGED INDEX AND THE PERFORMANCE OF AN INDEX ASSUMES NO TRANSACTION COSTS, TAXES, MANAGEMENT FEES OR OTHER EXPENSES. A DIRECT INVESTMENT IN AN INDEX IS NOT POSSIBLE.

         The investment objective, policies and management of the Funds are the same as the Kelmoore Strategy(R) Fund and the Kelmoore Strategy(R) Eagle Fund, which are publicly offered "retail" mutual funds. NotwithstandinG the general similarities, the retail funds and these Funds are separate mutual funds that have different investment performance, and the Funds make no representation that their performance will be comparable to any other mutual fund.


FEES AND EXPENSES OF THE FUNDS

         The table that follows describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

                                                                   KELMOORE STRATEGY(R)        KELMOORE STRATEGY(R)
                                                                      VARIABLE FUND            VARIABLE EAGLE FUND
SHAREHOLDER FEES (fees paid directly from your investment):
=====================================================================================================================
   Maximum Sales Charge (Load) imposed on Purchases (as a                  None                       None
   percentage of offering price)
---------------------------------------------------------------------------------------------------------------------
   Maximum Deferred Sales Charge (Load) (as a percentage of                None                       None
   redemption proceeds)
---------------------------------------------------------------------------------------------------------------------
   Maximum Sales Charge (Load) imposed on Reinvested                       None                       None
   Dividends (as a percentage of offering price)
---------------------------------------------------------------------------------------------------------------------
   Redemption Fees (as a percentage of amount redeemed)                    None                       None

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets):
=====================================================================================================================
   Management Fees                                                        1.00%                       1.00%
---------------------------------------------------------------------------------------------------------------------
   Distribution and Service (12b-1) Fees                                  0.25%                       0.25%
---------------------------------------------------------------------------------------------------------------------

   Other Expenses                                                         2.18%                       7.51%

---------------------------------------------------------------------------------------------------------------------

   Total Annual Fund Operating Expenses(1)                                3.43%                       8.76%

---------------------------------------------------------------------------------------------------------------------
Net Expenses(2)                                                           2.25%                       2.25%


(1) Gross fees and expenses that would have been incurred for the fiscal year ended December 31, 2002 if the Advisor did not waive any fees and/or reimburse expenses.
(2) The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses for the period ending April 30, 2004, so that the Total Annual Operating Expenses for this period will not exceed 2.25% for both Kelmoore Strategy(R) Variable Fund and Kelmoore Strategy(R) Variable Eagle Fund.


Example

         This example is designed so that you may compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

         o  You invest $10,000 in the Fund for the time periods indicated;


         o  You redeem all of your shares at the end of each time period;


         o  Your investment has a hypothetical 5% return each year;

         o  All distributions are reinvested; and

         o The Fund's operating expenses for the one-year period are calculated net of any fee waivers and/or expenses reimbursed, and the Fund's operating expenses for the three-year, five-year or ten-year periods, as applicable, do not reflect fee waivers and /or expenses reimbursed.

         The example is for comparison purposes only. Actual return and expenses will be different and the Funds' performance and expenses may be higher or lower. Based on these assumptions, your costs for the Fund would be:


           KELMOORE STRATEGY(R) VARIABLE FUND                   KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
-----------------------------------------------------------------------------------------------------------
    1 year        3 years      5 years     10 years          1 year        3 years     5 years     10 years
-----------------------------------------------------------------------------------------------------------
     $228          $944        $1,683       $3,633            $228         $1,961       $3,566      $7,080


                                  MAIN STRATEGY

         To generate option premiums, the Funds each purchase the common stocks of a limited number of companies and simultaneously write covered call options on these stocks. As the options are exercised or expire, and the proceeds or underlying stock become available for reinvestment or cover, the Funds repeat the process.

         The fundamentals of selling covered call options are as follows:

         THE FUND SELLS THE OPTION

         Selling a call option is selling to an option buyer the right to purchase a specified number of shares of stock (100 shares equals one option contract) from the Fund, at a specified price (the "exercise price") on or before a specified date (the "expiration date"). The call option is covered because the Fund owns, and has segregated, the shares of stock on which the option is based. This eliminates certain risks associated with selling uncovered, or "naked" options.


FLEX OPTIONS

         A Fund may purchase FLexible EXchange(R) Options (FLEX Options), which are issued and guaranteed by The OCC. FLEX Options are equity and equity index options with customized key contractual terms, such as exercise prices, exercise styles, and expiration dates. FLEX Options are designed to enhance a Fund's investment strategies and goals, providing the Advisor with enhanced operational efficiency to offset or alter positions before expiration of the option.



         THE FUND COLLECTS A PREMIUM


         For the right to purchase the underlying stock, the buyer of a call option pays a fee or "premium" to the Fund. The premium is paid at the time the option is purchased, and is not refundable to the buyer, regardless of what happens to the stock price.


         IF THE OPTION IS EXERCISED

         The buyer of the option may elect to exercise the option at the exercise price at any time before the option expires. The Fund is then obligated to deliver the shares at the exercise price. Options are normally exercised on or before the expiration date if the market price of the stock exceeds the exercise price of the option. Generally, if the exercise price plus the option premium are higher than the price the Fund originally paid to purchase the stock, the Fund will realize a gain on the sale of the stock; if the exercise price and premium are lower, the Fund will realize a loss. By selling a covered call option, the Fund foregoes the opportunity to benefit from an increase in price of the underlying stock above the exercise price.

         IF THE OPTION EXPIRES

         If the market price of the stock does not exceed the exercise price, the call option will likely expire without being exercised. The Fund keeps the premium and the stock. The Fund then expects to sell new call options against those same shares of stock. This process is repeated until: a) an option is exercised, or b) the stock is sold because it no longer meets the Advisor's investment criteria, a corporate event such as a merger or reorganization has occurred, or proceeds from the sale are used to fund redemptions.

         PURCHASING PUT OPTIONS

         The Funds acquire put options in an effort to protect the Funds from a significant market decline in a short period of time. A put option gives the Funds the right to sell or "put" a fixed number of shares of stock at a fixed price within a given time frame in exchange for a premium paid. The value of a put option generally increases as stock prices decrease.

         OTHER FEATURES


         The call options written by each Fund are listed and traded on one or more domestic securities exchanges and are issued by the Options Clearing Corporation ("OCC"). If a dividend is declared on stock underlying a covered call option written by the Fund, the dividend is paid to the Fund and not the owner of the call option.

         To reduce transaction costs and to avoid realizing capital gains or losses on portfolio stocks, the Advisor seeks, when practical, to hold portfolio stocks and to enter into closing purchase transactions before the call options a Fund writes are exercised. It may be impractical in certain circumstances to effect such closing purchase transactions in a timely or advantageous manner, for example, if the option is exercised unexpectedly or if the market for the option is illiquid.


         For the Kelmoore Strategy(R) Variable Fund, to decrease the risks of volatile or reduced premiums, the Advisor seeks to select underlying common stocks of larger companies which have high trading volumes and relatively stable prices and dividends. To reduce stock selection risk, the companies the Advisor selects generally are considered to be industry leaders and to have strong financial fundamentals. In addition, to reduce overall market risk, the Advisor normally invests across five industry sectors.

         For the Kelmoore Strategy(R) Variable Eagle Fund, the Advisor seeks to select underlying common stocks of high growth companies which have high trading volumes, increased volatility and a greater price fluctuation than the stocks held by the Kelmoore Strategy(R) Variable Fund. To reduce stock selection risk, the Advisor selects stocks that are generally considered to be industry leaders and have strong financial fundamentals. In addition, to reduce overall market risk, the Advisor normally invests across three industry sectors.



         TEMPORARY DEFENSIVE POSITION

         A Fund may, from time to time, take a temporary defensive position that is inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When a Fund takes a temporary defensive position, it may not achieve its stated investment objective. A principal defensive investment position would be the purchase of cash equivalents.

                                   MAIN RISKS

INVESTING IN EQUITY SECURITIES

         Investing in equity securities includes the risks inherent in investing in stocks and the stock market generally. The value of securities in which each Fund invests, and therefore each Fund's net asset value, will fluctuate due to economic, political and market conditions. As with any mutual fund which invests in equity securities, there is also the risk that the securities or sectors selected by a Fund will underperform the stock market or certain sectors of the market or that the amount of any dividends paid on the securities will be reduced.

WRITING COVERED CALL OPTIONS

         When a Fund writes covered call options, it forgoes the opportunity to benefit from an increase in the value of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock. While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of the stock upon exercise of the option could be substantially below its prevailing market price. The purchaser of the call option may exercise the call at any time during the option period (the time between when the call is written and when it expires). Alternatively, if the value of the stock underlying the call option is below the exercise price, the call is not likely to be exercised, and the Fund could have an unrealized loss on the stock, offset by the amount of the premium received by the Fund when it wrote the option.

         There is no assurance that a liquid market will be available at all times for a Fund to write call options or to enter into closing purchase transactions. In addition, the premiums the Fund receives for writing call options may decrease as a result of a number of factors, including a reduction in interest rates generally, a decline in stock market volumes or a decrease in the price volatility of the underlying securities.

PURCHASING PUT OPTIONS


         When a Fund purchases put options, it risks the loss of the cash paid for the options if the options expire unexercised. Under certain circumstances, a Fund may not own any put options, resulting in increased risk during a market decline.

LACK OF LIQUIDITY


         A Fund's investment strategy may result in a lack of liquidity in connection with purchases and sales of portfolio securities. Because the Advisor generally seeks to hold the underlying stocks in a Fund's portfolio, the Fund may be less likely to sell the existing stocks in its portfolio to take advantage of new investment opportunities, and the cash available to the Fund to purchase new stocks may consist primarily of proceeds received from the sale of new Fund shares.


PORTFOLIO TURNOVER


         The portfolio turnover of a Fund is the percentage of the Fund's portfolio that was replaced once during a one-year period. High rates of portfolio turnover (100% or more) entail transaction costs that could impact a Fund's performance. Additionally, a high portfolio turnover rate may be more likely to generate income and capital gains that must be distributed to shareholders. For the fiscal year ending December 31, 2002, the portfolio turnover for the Kelmoore Strategy(R) Variable Fund and the Kelmoore Strategy(R) Variable Eagle Fund, on an annualized basis, was 204.13% and 131.85%, respectively.


TAX CONSEQUENCES


         Each Fund expects to generate a high level of premiums from its sale of call options. These premiums typically result in short-term capital gains to the Funds for federal and state income tax purposes. Transactions involving the disposition of a fund's underlying securities (whether pursuant to the exercise of a call option or otherwise) give rise to capital gains or losses. Because a Fund has no control over the exercise of the call options, shareholder redemptions or corporate events involving its equity securities investments (such as mergers or reorganizations) affecting those investments, it may be forced to realize capital gains or losses at inopportune times.


                               SECONDARY STRATEGY

         SECURED PUT OPTIONS

         A Fund may also write secured put options either to earn additional option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value. Secured put option writing entails the Fund's sale of a put option to a third party for a premium and the Fund's concurrent deposit of liquid assets (cash or U.S. government securities) into a segregated account equal to the option's exercise price. A put option gives the buyer the right to put (sell) the stock underlying the option to the Fund at the exercise price at any time during a specified time period.


         The Funds will only write secured put options in circumstances where the Fund desires to acquire the security underlying the option at the exercise price specified in the option. Put options written by a Fund are listed and or traded on one or more domestic securities exchanges and are issued by the OCC. When a Fund writes secured put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise. While the Fund's potential gain in writing a put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire value of the stock.

                             MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR


         Kelmoore Investment Company, Inc. serves as the investment advisor to each Fund and is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio and for the management of each Fund's business affairs. The Advisor is a registered investment advisor and broker-dealer. The Funds place substantially all transactions in both stock and options with the Advisor in its capacity as a registered broker-dealer. The Advisor was established in 1992 by Ralph M. Kelmon, who is the principal shareholder. The Advisor offers investment advisory and brokerage services to individual clients, trusts, corporations, institutions and private investment funds using the same investment strategy that the Funds employ. The Advisor manages the Kelmoore Strategy(R) Fund, the Kelmoore Strategy(R) Eagle Fund and the Kelmoore Strategy(R) Liberty FunD, series of an open-end mutual fund with total assets in excess of $244 million as of April 7, 2003. The Advisor's principal address is 2471 East Bayshore Road, Suite 501, Palo Alto, California 94303.

         Each Fund pays the Advisor a monthly investment advisory fee at the annual rate of 1.00% of its average daily net assets. After fee waivers, the Advisor did not receive any fees based on average daily net assets for the Funds for the fiscal year ended December 31, 2002.

         The Advisor has contractually agreed through April 30, 2004 to waive advisory fees and reimburse certain expenses of the Funds so that the total operating expenses of each Fund will not exceed 2.25%. Each waiver and reimbursement is subject to recoupment by the Advisor within the following three years after such waiver or reimbursement, to the extent such recoupment by the Advisor would not cause total operating expenses to exceed any current expense limitation. For the fiscal year ending December 31, 2002, the Advisor did not receive any fees from the Kelmoore Strategy(R) Variable Fund and Kelmoore Strategy(R) Variable Eagle Fund.


PORTFOLIO MANAGER

         The primary portfolio manager for each Fund is Matthew Kelmon.
Mr. Kelmon has been Vice President of Trading for the Advisor since 1994.
Mr. Kelmon manages the day-to-day trading activities of the Advisor and is responsible for designing and implementing the in-house software system (OPTRACKER(R)) which assists in determining the net dollars and net percentage return a position may earn if a particular option is either assigned or expires. Mr. Kelmon has been responsible for the day-to-day management and implementation of The Kelmoore Strategy(R)for private accounts and limited partnerships since 1994. Mr. Kelmon also heads up the equity selection committee of the Advisor.

BROKERAGE COMMISSIONS


         Each Fund places substantially all of its transactions, both in stocks and options with the Advisor in its capacity as a broker dealer. As the level of option writing increases, the level of commissions paid by each Fund to the Advisor increases. Because the Advisor receives compensation based on the amount of transactions completed, there is an incentive on the part of the Advisor to effect as many transactions as possible. While the Fund does not intend to make the stocks in its portfolio active, it is in the interest of the Fund to write as many options as possible, thereby maximizing the premiums it receives. In practice, the number of options written at any time is limited to the value of the stocks and other assets in the Fund's portfolio which are used to cover or secure those options. Brokerage commissions are often greater in relation to options premiums than in relation to the price of the underlying stocks.


DISTRIBUTION PLAN


         Each Fund has adopted a Distribution (12b-1) Plan that allows the Fund to pay distribution and/or service fees for the sale and distribution of its shares and for services provided to shareholders. Each distribution plan permits the Fund to pay the Advisor, as the Fund's distributor, an annual fee not to exceed 0.25% of the average daily net assets of the Fund. The Advisor may use this fee to compensate sponsoring insurance companies for providing services in connection with Fund shares. These services may include the following costs:
(a) of printing and mailing prospectuses and reports to prospective variable contract owners and plans; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies and plans; (c) of holding seminars and sales meetings designed to promote sales of Fund shares;
(d) of obtaining information and providing explanations regarding the Funds' investment objectives and policies and other information about the Funds; (e) of training sales personnel regarding the Funds; (f) of compensating sales personnel in connection with the investments in the Funds or allocation of cash values and premiums of the variable contracts; (g) of personal service and/or maintenance of variable contract owner or participant accounts with respect to Fund shares attributable to such accounts; and (h) of financing any other activity that the Trust's Board of Trustees determines is primarily intended to result in the sale of the Funds' shares. Payments may also be made to financial institutions, industry professionals and broker-dealers for providing distribution assistance relating to the sale of the Funds' shares. Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


                        PURCHASE AND REDEMPTION OF SHARES


         Each Fund continuously offers its shares to insurance companies for the funding of Variable Contracts and retirement plans. Shares are offered at the net asset value ("NAV") per share next determined after the Fund or its designated agent receives and accepts a proper purchase request. Shares of the Funds are not sold directly to the public. The insurance company and/or plan submits purchase and redemption orders to the Funds based on instructions that are furnished to the insurance company by its Variable Contract owners or the plan by its trustee or participants, as the case may be. The insurance companies and plans are designated agents for purposes of receipt of purchase and redemption orders of the Funds. The Funds, the transfer agent and distributor reserve the right to reject any purchase order in whole or in part.

         Each Fund ordinarily makes payment for redeemed shares within seven (7) business days after the Fund or its designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures required to process the redemption order. The redemption price is the NAV per share next determined after the Fund or its designated agent receives and accepts the shareholder's request in proper form.

         The Trust may suspend the right of redemption or postpone the date of payment from the Funds during any period when trading on the New York Stock Exchange ("NYSE") is restricted or the NYSE is closed for other than weekends and holidays, when an emergency makes it not reasonably practicable for each Fund to dispose of its assets or calculate its net asset value or as permitted by the Securities and Exchange Commission.


         Please read the accompanying prospectus for the Variable Contract for a complete description of the insurance product, or your plan materials for a description of the plan arrangements, through which the Funds are offered including associated fees and any restrictions on purchases or withdrawals.

                              TRANSACTION POLICIES

HOW IS SHARE PRICE CALCULATED?

         The NAV for each Fund is calculated at the close of regular trading on the NYSE, which is normally 4:00 p.m., Eastern time. Each Fund calculates its NAV by adding up the total value of each Fund's investments and other assets, subtracting liabilities, and then dividing that figure by the number of each Fund's outstanding shares. Each Fund's investments are valued based on market value or, where market quotations are not readily available, on fair value as determined in good faith by or at the direction of the Funds' Board of Trustees.

         If the NYSE closes early, the deadlines for purchase and redemption orders will be accelerated to the earlier closing time.

         The NYSE is typically closed for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES


         Distributions by a Fund of net investment income and any capital gains are credited to the insurance company separate account through which your Variable Contract was issued or to the qualified plans for allocation to participant accounts. Each Fund intends to distribute annually substantially all of its income and capital gains to its shareholders. Net investment income consists of accrued dividends and interest less accrued expenses on portfolio investments. All distributions from a Fund are automatically reinvested in additional shares of that Fund at net asset value.

         For federal income tax purposes, each Fund is treated as a separate entity. Each Fund has elected and intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, a Fund is not subject to federal income taxes to the extent that all of its net investment income and net realized capital gains are distributed to the insurance company separate accounts or to the qualified retirement plans.

         Since the separate accounts and qualified retirement plans are the only shareholders of the Funds, no discussion is included as to the federal income tax consequences at the shareholder level. For information concerning the federal tax-consequences to the purchases of variable contracts or plan participants, see the attached prospectus or other disclosure document for such contract or plan.

         You should consult with your own tax advisor regarding the tax consequences of your investment in the separate account or the plan, including the application of state and local taxes.


                       SPECIAL INFORMATION ABOUT THE FUNDS


         The Funds may offer shares directly to both variable annuity and variable life insurance policy separate accounts and to qualified plans. The Trustees do not anticipate that this arrangement will disadvantage any Variable Contract owners or plan participants. The Funds' Board of Trustees monitors events for the existence of any material irreconcilable conflict between or among Variable Contract owners and plan participants. If a material irreconcilable conflict arises, one or more separate accounts or plans may withdraw their investment in the Funds. This could possibly force the Fund to sell portfolio securities at unfavorable prices. The insurance companies or plans will bear the expenses of establishing separate portfolios for variable annuity and variable life insurance separate accounts and plans if such action becomes necessary; however, ongoing expenses that are ultimately borne by Variable Contract owners and plan participants would likely increase due to the loss of the economies of scale benefits that can be provided to mutual funds with substantial assets.

                              FINANCIAL HIGHLIGHTS

         The financial highlights table is intended to help you understand the financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the period ended December 31, 2002 has been audited by PricewaterhouseCoopers LLP, whose report is included in the annual report, which is available upon request.



                                                                    KELMOORE STRATEGY(R) VARIABLE FUND
                                                                    ----------------------------------

                                                     For the Year Ended     For the Year Ended     For the Period Ended
                                                     December 31, 2002       December 31, 2001      December 31, 2000*
                                                     ==================      =================      =================
NET ASSET VALUE, BEGINNING OF PERIOD...........         $     8.77              $    10.03              $    10.00
                                                        ----------              ----------              ----------
    Income from investment operations:
      Net investment income/(loss).............              (0.06)                  (0.05)#                  0.03#
      Net realized and unrealized loss on
          investments..........................              (1.23)                  (1.21)                     --
                                                        ----------              ----------              ----------
      Total from investment operations.........              (1.29)                  (1.26)                   0.03
                                                        ----------              ----------              ----------

Less distributions from:
      Net investment income....................                 --                   (0.00)(3)                  --
      Realized capital gain....................              (0.28)                     --                      --
                                                        ----------              ---------              ----------
NET ASSET VALUE, END OF PERIOD.................         $     7.20              $     8.77              $    10.03
                                                        ==========              ==========              ==========
TOTAL RETURN...................................             (14.73)%                (12.56)%                  0.30%(2)

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (in 000s)........         $   10,016              $   10,646              $      304
    Ratio of expenses to average net assets:
         Before fee waivers and expense
         reimbursements........................               3.43%                   7.91%                1450.01%(1)
         After fee waivers and expense
         reimbursements........................               2.25%                   2.25%                   2.25%(1)
    Ratio of net investment income/(loss) to
         average net assets:
         Before fee waivers and expense
         reimbursements........................              (2.03)%                 (6.28)%              (1445.34)%(1)
         After fee waivers and expense
         reimbursements........................              (0.85)%                 (0.58)%                  2.50%(1)

         Portfolio turnover rate...............             204.13%                 224.54%                   0.00%(2)



 *  Commenced operations on November 27, 2000.
(1) Annualized.
(2) Not annualized.
(3) Amount represents less than $0.01 per share.
 # Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

                                                                    KELMOORE STRATEGY(R) VARIABLE EAGLE FUND

                                                     For the Year Ended      For the Year Ended    For the Period Ended
                                                     December 31, 2002       December 31, 2001      December 31, 2000*
                                                     ==================      =================      =================
NET ASSET VALUE, BEGINNING OF PERIOD...........          $     6.12              $    10.03              $    10.00
                                                         ----------              ----------              ----------
    Income from investment operations:
      Net investment income/(loss).............               (0.06)                  (0.11)#                  0.03#
      Net realized and unrealized loss on
          investments..........................               (1.67)                  (3.80)                     --
                                                         ----------              ----------              ----------
      Total from investment operations.........               (1.73)                  (3.91)                   0.03
                                                         ----------              ----------              ----------

Less distributions from:
      Net investment income....................                  --                   (0.00)(3)                  --
      Realized capital gain....................               (0.15)                     --                      --
                                                         ----------              ----------              ----------
NET ASSET VALUE, END OF PERIOD.................          $     4.24              $     6.12              $    10.03
                                                         ==========              ==========              ==========
TOTAL RETURN...................................              (28.38)%                (38.97)%                  0.30%(2)

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (in 000s)........          $    1,963              $    1,075              $      148
    Ratio of expenses to average net assets:
         Before fee waivers and expense
         reimbursements........................                8.76%                  25.69%                1548.43%(1)
         After fee waivers and expense
         reimbursements........................                2.25%                   2.25%                   2.25%(1)
    Ratio of net investment income/(loss) to
         average net assets:
         Before fee waivers and expense
         reimbursements........................               (8.15)%                (25.07)%              (1543.74)%(1)
         After fee waivers and expense
         reimbursements........................               (1.64)%                 (1.63)%                  2.52%(1)

         Portfolio turnover rate...............              131.85%                 212.49%                   0.00%(2)


 *  Commenced operations on November 27, 2000.
(1) Annualized.
(2) Not annualized.
(3) Amount represents less than $0.01 per share.
 # Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

             The following notice does not constitute part of and is
                not incorporated into the prospectus for Kelmoore
                           Strategy(R) Variable Trust

                       Kelmoore Strategy(R) Variable Trust
                        Kelmoore Investment Company, Inc.

                                 PRIVACY NOTICE

                                                                                     THE KELMOORE STRATEGY(R)
                                                                                          VARIABLE TRUST




                                                                                   PRIVACY NOTICE
                                                                                   --------------



OUR COMMITMENT TO YOU
                                                                                 COMMITTED TO PROTECTING YOUR PRIVACY
We value the trust of our customers and will continue to
recognize the importance of holding your personal financial                        Kelmoore Investment Company and
information as confidential.                                                       Kelmoore Strategy(R)Variable
                                                                                   Trust are proud of the strong
We will use information responsibly in order to protect you                        relationships we have built over
from fraud, offer you improved products and services, and                          the years -- relationships based
comply with legal obligations.                                                     on common goals and mutual trust.
                                                                                   In  serving you, we are committed
We will maintain accurate customer information and respond                         to providing  you with the
promptly to customer requests to correct information.                              investment products and  services
                                                                                   you need now and in the years
We will require companies with whom we do business to use                          ahead, and to protecting your
our customer information appropriately and to safeguard                            personal information along the
the confidentiality of such information.                                           way. This privacy notice contains
                                                                                   information about how we fulfill
We appreciate the opportunity to serve your investment needs.                      this commitment to you.
We pledge to follow the policies, safeguards and guidelines
as described in this notice, and to protect the confidentiality of your information. Your relationship is very important to us, and we will take great care to honor these commitments to you.
Thank you for choosing Kelmoore Investment Company.

This notice applies to individuals and covers information in connection with consumer transactions. In compliance with government regulations, we provide this notice annually.

[KELMOORE LOGO]         KELMOORE INVESTMENT COMPANY, INC.
                        2471 East Bayshore Road, Suite 501                                   [KELMOORE LOGO]
                        Palo Alto, CA 94303
                        (877) 328-9456
                        www.kelmoore.com

OUR USE OF PERSONAL INFORMATION                                 parties.  This sharing is carefully limited as described
                                                                in this section.
We use and share information solely to provide quality
investment products and service to our customers. For           We may disclose non-public personal information about
example, this information enables us to:                        you to the following types of third parties:

o    Serve and administer your accounts with efficiency         o    Financial service providers that assist us in
     and accuracy.                                                   servicing your accounts, such as securities
                                                                     broker-dealers, the distributor of the Kelmoore
o    Provide you with comprehensive, high-quality service            Strategy(R)Variable Trust and the transfer agent.
     to meet your investment needs now and in the future.
                                                                o    Non-financial companies, such as service providers
The sections that follow will describe our information               that fulfill product information requests
collection and sharing practices, and the safeguards we
use to protect your non-public personal information.            o    Others, such as joint account holders and those
                                                                     with whom you have consented to our sharing your
WE COLLECT INFORMATION THAT MAY INCLUDE:                             your information.

o    Information that we receive from you personally            In addition, we may share the information that we
     on applications, forms, or other correspondence,           collect (as described above) with other companies with
     such as your name, address, phone number, social           whom we have teamed through a joint marketing agreement
     security number, and e-mail address.                       to provide you with a particular benefit or service. We
                                                                may also share this information with other companies
o    Information about your transactions with us,               that perform specific or contracted services on our
     such as your account holdings and transaction              behalf, as permitted by law.
     history.
                                                                WE PROTECT NON-PUBLIC PERSONAL INFORMATION ABOUT
In selected situations, as permitted by law, we may             FORMER CUSTOMERS
disclose all of the information we collect as described
above.                                                          If you decide to close your account(s), we will continue
                                                                to adhere to the privacy policies and practices provided
WE CAREFULLY LIMIT INFORMATION SHARING                          in this notice.

We do not disclose any non-public information about our         WE HAVE SAFEGUARDS IN PLACE
customers or former customers, except as permitted by
law. The information described above may be shared within       We have safeguards in place to protect the
Kelmoore Investment Company and with selected non-              confidentiality, security and integrity of your non-
affiliated third                                                public personal information. We restrict access to non-
                                                                public personal information to those who need that
                                                                information in order to service your account(s).

================================================================================

                             ADDITIONAL INFORMATION

SHAREHOLDER REPORTS:

         Additional information about each Fund's investments will be available in the Funds' annual and semi-annual reports to shareholders. In the annual report, a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year is included.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

         The SAI contains additional information about each of the Funds. It is incorporated by reference into this Prospectus.

         To request a free copy of the current annual report, semi-annual report or SAI, or to request other information about the Funds, please write to the address below or call our toll-free number:

         KELMOORE INVESTMENT COMPANY, INC.
         2471 E. BAYSHORE ROAD, SUITE 501
         PALO ALTO, CA  94303
         (877) KELMOORE
         (877) 535-6667

         Information about the Funds (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Call (202) 942-8090 for information on the operation of the Public Reference Room. You may also request copies by mail by sending your request, after paying a duplicating fee, to the SEC's Public Reference Room, Washington, DC 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov. You may also visit the SEC's Internet site (www.sec.gov) to view reports and other information about the Funds.

THE KELMOORE STRATEGY(R) VARIABLE TRUST
2471 E. Bayshore Road
Suite 501
Palo Alto, CA  94303

INVESTMENT ADVISOR AND DISTRIBUTOR
Kelmoore Investment Company, Inc.
2471 E. Bayshore Road
Suite 501
Palo Alto, CA  94303

ADMINISTRATOR, TRANSFER AGENT AND
FUND ACCOUNTING AGENT

PFPC Inc.
760 Moore Road

King of Prussia, PA  19406
(877) KELMOORE (877) 535-6667

CUSTODIAN
PFPC Trust Company
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, PA  19153

COUNSEL
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, NW
Washington, D.C.  20004-2415

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA  94105






================================================================================

The Trust's SEC file no. is 811-9625.

                      STATEMENT OF ADDITIONAL INFORMATION


                                       FOR


                       KELMOORE STRATEGY(R) VARIABLE TRUST



                       Kelmoore Strategy(R) Variable Fund
                    Kelmoore Strategy(R) Variable Eagle Fund




                                 April 30, 2003











Shares of the Funds are available only through the purchase of a variable annuity contract or variable life insurance policy issued by an insurance company ("Variable Contract") and through qualified retirement plans. The investment advisor and distributor of the Funds is Kelmoore Investment Company, Inc. (the "Advisor" or the "Distributor", as the context may require).


This Statement of Additional Information is not a Prospectus but should be read in conjunction with the current Prospectus dated April 30, 2003, as amended or supplemented from time to time, and is incorporated by reference in its entirety into the Prospectus. The Funds' audited financial statements included in their annual report to shareholders are incorporated by reference into this Statement of Additional Information. A copy of the Funds' Prospectus and annual report can be obtained without charge by calling the Funds at (877) KELMOORE or (877) 535-6667.

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----

GENERAL INFORMATION AND HISTORY...............................................3

INVESTMENT STRATEGIES AND RELATED RISKS ......................................3

OTHER STRATEGIES..............................................................5

INVESTMENT RESTRICTIONS ......................................................7


MANAGEMENT OF THE TRUST.......................................................9


OTHER SERVICES...............................................................15

PURCHASE, REDEMPTION AND PRICING OF SHARES ..................................18

DISTRIBUTIONS AND TAXES......................................................19

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS ............................22


SHARES OF BENEFICIAL INTEREST................................................23


PERFORMANCE INFORMATION .....................................................24

FINANCIAL STATEMENTS ........................................................26

                         GENERAL INFORMATION AND HISTORY


The Kelmoore Strategy(R) Variable Fund and the Kelmoore Strategy(R) Variable Eagle Fund (each a "Fund" and collectively the "Funds") are diversified series of the Kelmoore Strategy(R) Variable Trust (the "Trust"), a Delaware statutory trust organized on October 4, 1999 as an open-end management investment company. The Funds employ Kelmoore Investment Company, Inc. (the "Advisor" or the "Distributor") to serve as their investment advisor and distributor. Currently, the Trust has two series authorized and outstanding. The Trust was established for the purpose of providing a vehicle for the investment of assets of separate accounts of insurance companies for Variable Contracts and through qualified retirement plans. Shares of the Funds are offered solely to these investors.


                     INVESTMENT STRATEGIES AND RELATED RISKS

The Prospectus discusses the investment objective of each Fund and the principal strategies to be employed to achieve that objective. This section contains supplemental information concerning types of securities and other instruments in which the Funds may invest, additional strategies that the Funds may utilize and certain risks associated with such investments and strategies.

Common Stock. Common stock represents an equity (ownership) interest in a company or other entity. This ownership interest often gives the Funds the right to vote on measures affecting the company's organization and operations. Although common stocks generally have had a history of long-term growth in value, their prices are often volatile in the short-term and can be influenced by both general market risk and specific corporate risks.

Options on Securities. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the ability of the Advisor to predict future price fluctuations.


Each Fund may write (sell) call and put options on any security in which it may invest. These options may be listed on securities exchanges. Exchange-traded standard and FLEX options in the United States are issued and guaranteed by the Options Clearing Corporation (the "OCC"), a clearing organization affiliated with the exchanges on which options are listed. The OCC, in effect, removes the counterparty risk to every OCC-issued option transaction.


Each Fund receives a premium for each option it writes. The premium received will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates.

All call and put options written by each Fund are covered (or secured). A written call option is typically covered by maintaining the securities subject to the option in a segregated account. A written call or put option may also be covered by (1) maintaining cash or liquid securities in a segregated account with a value at least equal to the respective Fund's obligation under the option, (2) entering into an offsetting forward commitment and/or (3) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position.

To seek to hedge or protect the Funds' portfolios against a decline in the value of the stocks the Funds own, the Funds may acquire put options. A put option gives a Fund the right to sell or "put" a fixed number of shares of stock at a fixed price within a given time frame in exchange for a premium paid. The value of a put option generally increases as stock prices decrease. A Fund will experience a loss related to the premium paid for a put option if the option expires unexercised.

The obligation of an option writer is terminated upon the exercise of the option, the option's expiration or by effecting a closing purchase transaction.


There is no assurance a liquid secondary market will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to options it has written, the respective Fund may not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.


Reasons for the absence of a liquid secondary market may include the following:
(1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would normally continue to be exercisable or expire in accordance with their terms.

There can be no assurance that higher trading activity, order flow or other unforeseen events might not, at times, render certain of the facilities of the OCC or various exchanges inadequate. Such events have, in the past, resulted in the institution by an exchange of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions with respect to one or more options. These special procedures may limit liquidity.

The writer of an option lacks the ability to control when an option will be exercised. Although the Funds will generally only write options whose expiration dates are between one and four months from the date the option is written, it is not possible for the Funds to time the receipt of exercise notices. This prevents the Funds from receiving income on a scheduled basis and may inhibit the Funds from fully utilizing other investment opportunities.


For options except FLEX options, the OCC sets option expiration dates and exercise prices, which depend on the range of prices in the underlying stock's recent trading history. For FLEX options, the counterparties negotiate the expiration dates and exercise prices. Option periods usually range from 30 days to 120 days but can have longer durations. Written options have predetermined exercise prices set below, equal to or above the current market price of the underlying stock. The premium a Fund receives for writing an option reflects, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

Each Fund's overall return will, in part, depend on the ability of the Advisor to accurately predict price fluctuations in underlying securities in addition to the effectiveness of the Advisor's strategy in terms of stock selection. To assist the Advisor in selecting which options to write, the Advisor utilizes an in-house computer program called "OPTRACKER(R)", which assists in determining the net dollars and net percentage return a position may earn if a particular option is either assigned or expires.


The size of the premiums each Fund receives for writing options may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option writing activities.


Each securities exchange on which certain options trade has established limitations governing the maximum number of puts and calls in each class (whether or not covered or secured) which may be written by a single investor, or group of investors, acting in concert (regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). It is possible that the Funds and other clients advised by the Advisor may constitute such a group. These position limits may restrict the number of options the Funds may write on a particular security. An exchange may order the liquidation of positions found to be above such limits or impose other sanctions.


                                OTHER STRATEGIES

Repurchase Agreements. The Funds may enter into repurchase agreements with approved banks and broker-dealers. In a repurchase agreement, the Fund purchases securities with the understanding they will be repurchased by the seller at a set price on a set date. This allows the Fund to keep its assets at work but retain flexibility to pursue longer-term investments upon repurchase.

Repurchase agreements involve risks. For example, if a seller defaults, the Fund will suffer a loss if the proceeds from the sale of the collateral are below the repurchase price. If the seller becomes bankrupt, the Fund may be delayed or incur additional costs in selling the collateral. To help minimize risk, collateral must be held with the Fund's custodian in an amount at least equal to the repurchase price, including accrued interest.

Borrowing. Each Fund may borrow money in amounts up to 10% of the value of its total assets at the time of such borrowings for temporary purposes, and is authorized to borrow money in excess of the 10% limit as provided by the Investment Company Act of 1940, as amended, (the "1940 Act") (not to exceed 30% of the Fund's total assets) in order to meet redemption requests.

This borrowing may be unsecured. The Fund will not make any additional purchases of securities at any time its borrowings exceed 10% of its assets. The 1940 Act requires the Fund to maintain continuous asset coverage of 300% of the amount it has borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three (3) days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund. Money borrowed will be subject to interest costs that may or may not be recovered by an appreciation of the securities purchased. The Fund may also be required to maintain average balances in connection with borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund may, in connection with permissible borrowings, transfer securities owned by the Fund as collateral.

Investment Company Securities. Each Fund may invest in securities issued by other investment companies but intends to invest only in money market mutual funds as a temporary investment. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the Fund bears directly. The Fund intends to limit its investments in securities issued by other investment companies so that immediately after a purchase of such securities is made: (1) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (2) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (3) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities generally include securities that cannot readily be sold within seven days in the ordinary course of business at approximately the price at which the Fund has valued the securities. Such securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended, but that are deemed to be illiquid, and repurchase agreements with maturities in excess of seven days.


Temporary Investments. To maintain cash for redemptions, distributions and temporary defensive purposes, each Fund may invest in money market mutual funds and in investment-grade short-term fixed income securities, including short-term U.S. government securities, negotiable certificates of deposit, commercial paper and banker's acceptances and repurchase agreements.


Portfolio Turnover. The portfolio turnover rate for each Fund is calculated by dividing the lesser of the purchases or sales of portfolio investments for the reporting period by the monthly average value of the long-term portfolio investments owned during the reporting period. The calculation excludes all options written by the Fund that expire in less than one year.

Under certain market conditions, the Funds' portfolio turnover rate is likely to be higher than that of other mutual funds. This would be the case, for example, if the Fund writes a substantial number of call options and the market prices of the underlying securities appreciates, causing the options to be exercised. The Funds may also engage in short-term trading (purchase and sale of security in a relatively brief period of time) in response to stock market conditions or changes in economic trends and developments. Although the Funds' annual turnover rate cannot be accurately predicted, it is estimated this rate will not exceed approximately 300% for the current fiscal year assuming normal market conditions. A 100% annual turnover rate would occur if all of the Fund's securities were replaced one time during a one-year period.


High rates of portfolio turnover (100% or more) entail certain costs, including possible increased taxable income for the Funds' shareholders. Also, the higher the turnover, the higher the overall brokerage commissions, dealer mark-ups and mark-downs, and other transaction costs incurred. The Advisor takes these costs into account, since they affect the Fund's overall investment performance and reduce shareholders' return. For the year ending December 31, 2002, the portfolio turnover for the Kelmoore Strategy(R) Variable Fund and Kelmoore Strategy(R) Variable Eagle Fund was 204.13% and 131.85%, respectively.


Other Investments. Subject to prior disclosure to shareholders, the Board of Trustees (the "Board") may, in the future, authorize the Funds to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with the respective Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

                             INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. For each Fund, the following investment restrictions are considered fundamental, which means they may be changed only by approval of the holders of a majority of the respective Fund's outstanding shares, defined in the 1940 Act as the lesser of: (1) 67% or more of the Fund's outstanding shares present at a meeting, if the holders of more than 50% of the Fund's outstanding shares are present in person or represented by proxy, or (2) more than 50% of the Fund's outstanding shares.

1. A Fund may not purchase securities that would cause more than 25% of the value of its total assets at the time of such purchase to be invested in the securities of any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of the Fund's investment objective, up to 25% of the Fund's total assets may be invested in any one industry.

2. A Fund may not issue senior securities, mortgage or pledge assets, or borrow money, except (1) a Fund may borrow money from banks in amounts up to 30% of its total assets (including the amount borrowed); (2) a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; and (3) a Fund may engage in options transactions as permitted by the 1940 Act and enter into collateral arrangements relating thereto.

3. A Fund may not make loans to other persons, except (1) through the lending of the Fund's portfolio securities provided that any such loans not exceed 30% of the Fund's total assets (taken at market value); or (2) through the use of repurchase agreements or the purchase of short-term obligations.

4. A Fund may not purchase or sell commodities or real estate (including limited partnership interests but excluding securities secured by real estate or interests therein) in the ordinary course of business, (except the Fund may engage in options transactions as permitted by the 1940 Act and enter into collateral arrangements relating thereto, and the Fund may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities).

5. A Fund may not underwrite securities of other issuers except to the extent the Fund may be considered to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

6. A Fund, with respect to 75% of its total assets, will not invest more than 5% of its total assets in the securities of any single issuer, or own more than 10% of the outstanding voting securities of any one issuer, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

For purposes of determining whether the limitation discussed in restriction number 1 above is met, a Fund considers each issuer to be a member of the industry designated by its Standard Industry Classification ("SIC") code and will apply the 25% limitation on a SIC by SIC basis.

Non-Fundamental Investment Restrictions. For each Fund the following restrictions are imposed by management of the Funds and may be changed by the Board without shareholder approval at any time.

1. A Fund may not invest in a company for the purpose of exercising control or management of the company.

2. A Fund may not purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of purchases and sales of securities, and provided that margin payments in connection with options will not constitute purchasing securities on margin.

3. A Fund may not invest more than 15% of its net assets in illiquid securities. A security is illiquid if it cannot be disposed of in seven days at a price approximately equal to the price at which the Fund is valuing the security. Repurchase agreements with deemed maturities in excess of seven days are subject to this 15% limit.

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

                             MANAGEMENT OF THE TRUST

The Board is responsible for overseeing and monitoring the management of the Funds. The Board meets periodically throughout the year to oversee each Fund's operations, review contractual arrangements with companies that provide services to the Funds and review each Fund's performance. The Board elects the officers of the Trust to supervise actively its day-to-day operations.

The Trustees and officers of the Trust and their ages, addresses and principal occupations during the past five years are set forth below. Their titles may have varied during the five-year period.


                                                                                              NUMBER OF
                                                                                              PORTFOLIOS
                                                                                              IN FUND
                               POSITION(S)      TERM OF OFFICE                                COMPLEX       OTHER
                               HELD WITH        AND LENGTH OF    PRINCIPAL OCCUPATION(S)      OVERSEEN BY   DIRECTORSHIPS
NAME, ADDRESS AND AGE          TRUST            TIME SERVED(1)   DURING PAST FIVE YEARS       TRUSTEE       HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
INTERESTED
TRUSTEES
---------
Shawn K. Young, CPA(2)         Trustee,         Since 2000       Chief Financial Officer,         Two       Trustee, Seven
2471 E. Bayshore Road          President and                     Kelmoore Investment                        Hills School;
Suite 501                      Treasurer                         Company, Inc., from                        Director,
Palo Alto, CA  94303                                             December 1999 to present;                  Kelmoore
(39)                                                             Senior Manager, Ernst &                    Investment
                                                                 Young LLP, an accounting                   Company, Inc.
                                                                 firm, from June 1999 to
                                                                 December 1999; Partner,
                                                                 Friar, Harper & Arendt,
                                                                 CPAs, from January 1995 to
                                                                 June 1999 and Manager from
                                                                 November 1990 to December
                                                                 1994.

Michael Romanchak(2)           Chairman of      Since 2000       President and Director,          Two       Director,
2471 E. Bayshore Road          the Board of                      Kelmoore Investment                        Kelmoore
Suite 501                      Trustees                          Company, Inc. from July                    Investment
Palo Alto, CA  94303                                             1995 to present and First                  Company, Inc.
(51)                                                             Vice President of Comerica
                                                                 Bank from July 1992 to
                                                                 July 1995.

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS
                                                                                              IN FUND
                               POSITION(S)      TERM OF OFFICE                                COMPLEX       OTHER
                               HELD WITH        AND LENGTH OF    PRINCIPAL OCCUPATION(S)      OVERSEEN BY   DIRECTORSHIPS
NAME, ADDRESS AND AGE          TRUST            TIME SERVED(1)   DURING PAST FIVE YEARS       TRUSTEE       HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
DISINTERESTED
TRUSTEES
--------
R. Michael Law                 Trustee          Since 2000       Senior Vice President/Team       Two       Director,
2471 E. Bayshore Road                                            Manager, U.S. Bank, from                   Association for
Suite 501                                                        September 2001 to present;                 Corporate
Palo Alto, CA  94303                                             Director, Association for                  Growth, a
(41)                                                             Corporate Growth, a                        non-profit
                                                                 non-profit Business                        Business
                                                                 Association, from July                     Association.
                                                                 2000 to June 2002; and
                                                                 Vice President, Comerica
                                                                 Bank, from January 1987 to
                                                                 September 2001.

Kathy Bamdad                   Trustee          Since 2002       Partner, Oregano's               Two       None
2471 E. Bayshore Road                                            Restaurant, from April
Suite 501                                                        1995 to present and Owner,
Palo Alto, CA  94303                                             Coffee Factory, from
(33)                                                             February 1994 to present.

Robert T. Lanz                 Trustee          Since 2000       Managing Director, The           Two       Director,
2471 E. Bayshore Road                                            Financial Valuation Group,                 Semotus
Suite 501                                                        a consulting firm, from                    Solutions, a
Palo Alto, CA  94303                                             December 2000 to present;                  public wireless
(61)                                                             Partner, Ramp Partners,                    infrastructure
                                                                 LLC, a consulting firm,                    solutions
                                                                 from January 2002 to                       company.
                                                                 present; Partner, BDO
                                                                 Seidman, LLP, an
                                                                 accounting firm, from
                                                                 October 1998 to June 2000
                                                                 and Partner, Meredith,
                                                                 Cardozo, Lanz and Chiu,
                                                                 LLP, an accounting firm,
                                                                 from January 1995 to
                                                                 October 1998.

EXECUTIVE
OFFICER
-------
Tamara Beth Heiman             Secretary        Since 2000       Senior Executive Vice            N/A             N/A
2471 E. Bayshore Road                                            President and Director of
Suite 501                                                        Marketing, Kelmoore
Palo Alto, CA  94303                                             Investment Company, Inc.,
(32)                                                             from March 1999 to present;
                                                                 Vice President of Investment
                                                                 Advisory Services, Josephthal
                                                                 & Co., a NYSE broker/dealer,
                                                                 from August 1997 to March
                                                                 1999 and Vice President and
                                                                 Director of Asset Management,
                                                                 First Allied Securities, a
                                                                 national independent broker
                                                                 dealer, from August 1994 to
                                                                 March 1999.

(1) Each Trustee holds office for life or until any mandatory retirement age adopted by the Board or until his/her successor is elected and qualified or the Trust terminates. The President, Treasurer and Secretary and other officers each hold office until their successors have been elected and qualified or until their earlier resignation.


(2) Mr. Romanchak and Ms. Young are considered "interested" Trustees of the Trust because each is an officer and employee of the Advisor.


COMMITTEES


The Board of Trustees has a Nominating Committee, comprised of Messrs. Law, Lanz and Ms. Bamdad. The Nominating Committee is responsible for the selection and nomination of disinterested Trustees. During the fiscal year ended December 31, 2002, there was one meeting of the Nominating Committee. The Nominating Committee will not consider nominees recommended by shareholders.

The Board of Trustees has an Audit Committee, comprised of Messrs. Law and Lanz. The Audit Committee makes recommendations to the Board regarding the selection of auditors and confers with the independent auditors regarding the scope and results of the audit. During the fiscal year ended December 31, 2002, there were five meetings of the Audit Committee.


SECURITY AND OTHER INTERESTS


The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in each Fund of the Trust and in all registered investment companies overseen by the Trustee within the Trust's family of investment companies, as of December 31, 2002.


                                                                                       AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                         SECURITIES IN ALL REGISTERED
                                                                                       INVESTMENT COMPANIES OVERSEEN BY
                            DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND OF THE             TRUSTEE WITHIN THE FAMILY OF
NAME OF TRUSTEE                                TRUST                                         INVESTMENT COMPANIES
-----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
Shawn K. Young,                                      None                                            None

Michael Romanchak                                    None                                            None

DISINTERESTED TRUSTEES
----------------------

R. Michael Law                                       None                                            None



Robert T. Lanz                                       None                                            None


Kathy Bamdad                                         None                                            None

The following table sets forth, for the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act, the value of securities that the Trustee or their immediate family members owned beneficially or of record, as of December 31, 2002, in the Trust's Advisor or

Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with the Advisor or Distributor.


                                NAME OF OWNERS AND                      TITLE OF       VALUE OF
NAME OF TRUSTEE                 RELATIONSHIPS TO TRUSTEE    COMPANY     CLASS          SECURITIES   PERCENT OF CLASS
----------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
----------------------
R. Michael Law                                                                            None



Robert T. Lanz                                                                            None


Kathy Bamdad                                                                              None

COMPENSATION. The table that follows sets forth the compensation paid to Trustees of the Trust for the fiscal year ended December 31, 2002. The Trust does not compensate the officers for the services they provide. Each Trustee of the Fund who is not an affiliated person of the Advisor or Distributor, as defined in the 1940 Act, receives an annual retainer of $4,000 per year (payable in equal installments at the end of each quarter) plus reimbursement for certain travel and other out-of-pocket expenses incurred with attending such meetings. The Trust does not have any retirement plan for the Trustees.


                                                       PENSION OR                               TOTAL COMPENSATION
                                   AGGREGATE       RETIREMENT BENEFITS     ESTIMATED ANNUAL    FROM TRUST AND FUND
      NAME OF PERSON             COMPENSATION      ACCRUED AS PART OF       BENEFITS UPON        COMPLEX PAID TO
       AND POSITION               FROM TRUST          TRUST EXPENSES           RETIREMENT            TRUSTEES*
---------------------------- --------------------- ---------------------- --------------------- ---------------------
INTERESTED TRUSTEES
-------------------


Shawn K. Young                       None                  None                   None                  None


Michael Romanchak                    None                  None                   None                  None

DISINTERESTED TRUSTEES
----------------------
R. Michael Law                      $4,000                 None                   None                 $4,000

Robert T. Lanz                      $4,000                 None                   None                 $4,000


Kathy Bamdad**                      $2,000                 None                   None                 $2,000

  * The total amount compensated to the Trustees for their service on the Trust's Board and the Board of any other investment company in the fund complex.

 ** Ms. Bamdad was elected by the Board of Trustees as a Disinterested Trustee of the Trust on August 7, 2002.

A former Trustee, Michael Stepanian received $2,000 in compensation for his services as a Disinterested Trustee of the Trust for the fiscal period ended August 7, 2002, when Mr. Stepanian resigned as a Disinterested Trustee of the Trust. As of April 7, 2003, the Officers and Trustees of the Trust, as a group, owned none of the outstanding shares of the Funds. As of April 7, 2003, Kelmoore Investment Company owned less than 5% of the shares of the Kelmoore Strategy(R) Variable Fund and Kelmoore Strategy(R) Variable Eagle Fund.

As of April 7, 2003, the following persons owned of record or beneficially 5% or more of the voting securities of a particular Fund. Any person owning more than 25% of the voting securities of a Fund may be deemed to have effective voting control over the operation of that Fund, which would diminish the voting rights of other shareholders:


THE KELMOORE STRATEGY(R) VARIABLE FUND

SHAREHOLDERS                                                    PERCENTAGE OWNED


HARTFORD FINANCIAL SERVICES GROUP, INC.                              60.1638%
500 BIELENBERG DRIVE
WOODBURY, MINNESOTA  55125

AGL LIFE ASSURANCE COMPANY                                           39.3957%
ATTN: LISA BRADLEY
610 W. GERMANTOWN PIKE
SUITE 460
PLYMOUTH MEETING, PA  19462-1058


THE KELMOORE STRATEGY(R) VARIABLE EAGLE FUND


HARTFORD FINANCIAL SERVICES GROUP, INC.                              98.8555%
500 BIELENBERG DRIVE
WOODBURY, MINNESOTA  55125





Investment Advisor. The Trust has employed Kelmoore Investment Company, Inc. (the "Advisor") as its investment advisor. The Advisor, organized in 1992 and registered with the Securities and Exchange Commission ("SEC"), has been managing the Kelmoore Strategy(R) Fund, an open-end mutual fund, since May 3, 1999, the Kelmoore Strategy(R) Eagle Fund, an open-end mutual fund, since June 29, 2000, and the Kelmoore Strategy(R) Liberty Fund, an open-end mutual fund, since December 26, 2000. As of April 7, 2003, the Advisor managed approximately $244 million of assets, consisting of brokerage accounts and the assets of the Kelmoore Strategy(R) Fund, the Kelmoore Strategy(R) Eagle Fund and the Kelmoore Strategy(R) Liberty Fund. Through his ownership and voting control of more than 25% of the outstanding shares of the Advisor, Ralph M. Kelmon is considered to control the Advisor. Mr. Kelmon is the Chief Executive Officer and Chairman of the Board of the Advisor. Mr. Kelmon is the father of Matthew Kelmon, the primary portfolio manager for the Funds, and Shawn K. Young, President and Treasurer of the Trust.


The Advisor manages each Fund's investments consistent with its investment objectives, policies and limitations. The Advisor also makes recommendations with respect to other aspects and affairs of the Funds. The Advisor also furnishes the Funds with certain administrative services, office space and equipment. All other expenses incurred in the operation of the Funds are borne by the Funds. The Advisor also supervises the provision of services by third parties such as the Funds' transfer agent and custodian. Under the Investment Advisory Agreement, the Advisor will not be liable for any error of judgment or mistake of fact or law or for any loss by the Funds in connection with the performance of the Investment Advisory Agreement, except a loss from a breach of a fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the Investment Advisory Agreement.


For providing investment advisory and other services and assuming certain Fund expenses, each Fund pays the Advisor a monthly fee at the annual rate of 1.00% of the value of the Fund's average daily net assets. The Advisor has contractually agreed to waive advisory fees and reimburse certain expenses of the Kelmoore Strategy(R) Variable Fund and Kelmoore Strategy(R) Variable Eagle Fund until April 30, 2004, so that the total operating expenses of each Fund will not exceed 2.25%. Each waiver and reimbursement by the Advisor is subject to reimbursement by the applicable Fund within the following three years, to the extent such reimbursement by a Fund would not cause total operating expenses to exceed any current expense limitation. Additionally, the Advisor has agreed to reimburse all expenses incurred in connection with the organization of the Funds, subject to recoupment described above. For the fiscal year ended December 31, 2002, the Advisor earned and waived investment advisory fees of $105,631 and $16,562 for the Kelmoore Strategy(R) Variable Fund and Kelmoore Strategy(R) Variable Eagle Fund, respectively. For the fiscal year ended December 31, 2001, the Advisor earned and waived investment advisory fees of $34,429 and $5,977 for the Kelmoore Strategy(R) Variable Fund and Kelmoore Strategy(R) Variable Eagle Fund, respectively. For the period November 27, 2000 to December 31, 2000, the Advisor earned and waived investment advisory fees of $81 and $76 for the Kelmoore Strategy(R) Variable Fund and Kelmoore Strategy(R) Variable Eagle Fund, respectively.

The Investment Advisory Agreement (the "Agreement") for the Kelmoore Strategy(R) Variable Fund was initially approved by the Board, including a majority of the Trustees who are not "interested persons" of the Fund, on March 2, 2000. The Board approved the same Agreement for the Kelmoore Strategy(R) Variable Eagle Fund on July 28, 2000. The Agreement was reapproved by the Board on February 19, 2003. The Agreement, as it applies to each Fund, is for a term of one year and continues in effect from year to year thereafter if such continuance is approved annually by the Board or by a vote of a majority of the outstanding shares of the respective Fund, and, in either case, by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party to the Agreement, voting in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time without penalty by the Board, by vote of a majority of the outstanding shares of the respective Fund or by the Advisor, upon sixty days' written notice. The Agreement terminates automatically if assigned. In reapproving the Agreement, the Board considered the following factors: the Funds' performance, the nature and quality of services provided by the Advisor to the Trust, the reasonableness of overall compensation paid by the Funds, the Advisor's personnel and operations, the Advisor's financial condition, the level and method of computing each Fund's management fee, comparative fee and expense information for each Fund, the profitability of the Trust to the Advisor, the indirect profits to the Advisor attributable to the existence of the Trust, the effect of each Fund's growth and size on the Fund's performance and expenses and any conflicts of interest.

Pursuant to the Agreement and subject to the supervision of the Trustees of the Trust, the Advisor shall (1) provide a continuous investment program for each Fund; (2) determine from time to time which securities or other investments shall be purchased, sold or exchanged and what portions of each Fund shall be held in the various securities or other investments or cash and (3) take such steps as are necessary to implement an overall investment plan for each Fund. The Advisor may delegate any or all of its responsibilities to one or more sub-advisors, subject to the approval of the Board. The day-to-day operations of the Funds are delegated by the Board to the Advisor's officers and service providers. All contractual arrangements with service providers must be approved by the Board and the Board determines that each contract, including its terms and the quality of the services provided, are in the best interest of the Funds. The Board also evaluates the quality and cost of these services and the Board determines that quality services are being provided upon terms that are fair to shareholders.

Code of Ethics. To mitigate the possibility that the Funds will be adversely affected by personal trading of employees, the Funds, the Advisor and the Distributor have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act. The Code contains policies restricting trading in securities (including securities that may be purchased or held by the portfolio) in personal trading accounts of Trustees and others who normally come into possession of information on portfolio transactions. The Code requires all access persons to obtain prior clearance before engaging in personal securities transactions and contains other restrictions applicable to specified types of transactions. All employees must report their personal securities transactions within 10 days after the end of the calendar quarter. Any material violation of the Code relating to the Fund is reported to the Board. The Board also reviews the administration of the Code on an annual basis.


Expenses. In addition to fees of the Advisor, each Fund is responsible for payment of the following, including, but not limited to: fees and expenses of disinterested Trustees (including independent counsel to the disinterested Trustees); fees and expenses for independent audits and auditors; legal fees; interest expenses; fees and commissions; taxes; insurance premiums; charges of administrators, custodians and transfer agents or other service providers; bookkeeping expenses; and costs of obtaining quotations for portfolio securities and the pricing of Fund shares.

Name. The word "Kelmoore" is used by the Trust with the Advisor's consent, and the Trust has a non-exclusive license to use the name "Kelmoore Strategy(R)" and the word "Kelmoore" in the name of any fund. If the Advisor ceases to be the investment advisor of the Funds, the Advisor may require the Trust and the Funds to delete the word "Kelmoore" from their names and cease to otherwise use the word "Kelmoore."


                                 OTHER SERVICES

Distributor. Kelmoore Investment Company, Inc., 2471 East Bayshore Road, Suite 501, Palo Alto, CA 94303 (the "Distributor") serves as the distributor (principal underwriter) of each Fund's shares, which are offered on a continuous basis.

The Distributor serves as the principal distributor of the Funds' shares pursuant to a Distribution Agreement with the Funds. The Distribution Agreement is renewable annually provided its renewal is approved by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of parties to the Distribution Agreement and who have no direct or indirect financial interest in the Distribution Agreement or any related distribution plan. The Distribution Agreement may be terminated at any time, without the payment of a penalty, on sixty days' written notice by the Distributor, by the non-interested Trustees or by the vote of the holders of the lesser of: (a) 67% of the Trust's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Trust. The Distribution Agreement automatically terminates if it is assigned. The Distributor does not receive any fee or other compensation under the Distribution Agreement other than fees it receives in accordance with the Distribution Plan described below.

Distribution Plan. The Trust has adopted a distribution plan dated July 28, 2000 in accordance with Rule 12b-1 under the 1940 Act (the "Plan") for each of the Funds. The initial sole shareholder of the Kelmoore Strategy(R) Variable Fund and Kelmoore Strategy(R) Variable Eagle Fund approved the Plan on November 13, 2000. The Plan permits the Funds to pay the Distributor for remittance to a life insurance company or an affiliate thereof for various costs incurred or paid in connection with the distribution of shares of the Funds. The Trust may make quarterly payments to the Distributor, for remittance to a life insurance company or any affiliate thereof, in order to reimburse the life insurance company for eligible expenses incurred or paid in an amount not to exceed 0.25% of the average daily net assets of such Fund attributable to a life insurance company's variable contract owners during that quarterly period.

Expenses payable pursuant to the Plan include, but are not limited to the following costs: (a) of printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the life insurance company; (c) of holding seminars and sales meetings designed to promote sales of Fund shares;
(d) of obtaining information and providing explanations to variable contract owners regarding the Funds' investment objectives and policies and other information about the Funds; (e) of training sales personnel regarding the Funds; (f) of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (g) of personal service and/or maintenance of variable contract owner accounts with respect to Fund shares attributable to such accounts; and (h) of financing any other activity that the Board determines is primarily intended to result in the sale of the Funds' shares.

The Distributor provides the Board for their review, on a quarterly basis, a written report of the amounts expended under the Plan.


The Plan is subject to annual approval by the Board. The Plan is terminable at any time, without penalty, by a vote of a majority of the non-interested Trustees or by vote of a majority of the outstanding shares of each of the Funds. The Plan was last approved by the Board on February 19, 2003. The Plan may not be amended to increase materially the amount that may be spent for distribution by a Fund without the approval of a majority of the outstanding voting securities of that Fund. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.


The Plan was adopted because of its anticipated benefit to the Funds. These anticipated benefits include increased promotion and distribution of the Funds' shares, an enhancement in the Funds' ability to maintain accounts and improve asset retention and increased stability of net assets for the Funds. For the fiscal year ended December 31, 2002, the Kelmoore Strategy(R) Variable Fund and Kelmoore Strategy(R) Variable Eagle Fund paid fees under the Plan of $26,408 and $4,140, respectively.

Administration, Accounting and Transfer Agency Services. The Funds have entered into an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement, each dated September 1, 2000 with PFPC, 760 Moore Road, King of Prussia, PA 19406. PFPC is an indirect, wholly owned subsidiary of PNC Bank Corp. PFPC performs certain administrative and accounting services for the Funds and is responsible for certain clerical, recordkeeping and bookkeeping services. These services include determining the net asset value per share of the Funds and filing various reports with the appropriate regulatory agencies and preparing materials required by the SEC. The services provided by PFPC as Administrator include regulatory compliance, assistance in the preparation and filing of post-effective amendments to the Trust's registration statement with the SEC, preparation of annual, semi-annual and other reports to shareholders and the preparation of board meeting materials. For the administrative and fund accounting services PFPC provides to the Funds, PFPC is paid an annual fee calculated daily and paid monthly. For the fiscal year ended December 31, 2002, the Kelmoore Strategy(R) Variable Fund and Kelmoore Strategy(R) Variable Eagle Fund paid $113,623 and $68,263, respectively, to PFPC for its services as Transfer Agent, Administration and Accounting Agent. For the fiscal year ended December 31, 2002, PFPC did not waive any fees in accounting and administration fees for Kelmoore Strategy(R) Variable Fund and Kelmoore Strategy(R) Variable Eagle Fund, respectively. For the fiscal year ended December 31, 2001, the Kelmoore Strategy(R) Variable Fund and Kelmoore Strategy(R) Variable Eagle Fund paid $82,683 and $50,067, respectively, to PFPC for its services as Transfer Agent, Administration and Accounting Agent. For the fiscal year ended December 31, 2001, PFPC waived $27,270 and $13,475 in accounting and administration fees for Kelmoore Strategy(R) Variable Fund and Kelmoore Strategy(R) Variable Eagle Fund, respectively. For the period November 27, 2000 (commencement of operations) through December 31, 2000, the Kelmoore Strategy(R) Variable Fund and the Kelmoore Strategy(R) Variable Eagle Fund paid $4,536 and $4,207, respectively, to PFPC for its services as Transfer Agent and Accounting Agent. For the period November 27, 2000 (commencement of operations) through December 31, 2000, PFPC waived $7,083 and $3,500 in accounting and administration fees for Kelmoore Strategy(R) Variable Fund and Kelmoore Strategy(R) Variable Eagle Fund, respectively.


Custodian. Pursuant to a Custodian Services Agreement dated September 1, 2000 with the Trust, PFPC Trust Company, The Eastwick Center, 8800 Tinicum Boulevard, Philadelphia, PA 19153, serves as custodian of the Funds' assets.

Independent Accountants. The accounting firm of PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, has been designated as independent accountants for the Trust.

PricewaterhouseCoopers LLP performs annual audits of the Funds, is periodically called upon to provide accounting and tax advice and provides assistance and consultation in connection with the review of certain SEC filings.


Legal Counsel. Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Avenue, N.W., Washington, DC 20004-2415, serves as legal counsel for the Trust and the independent Trustees.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES


Each Fund is an investment vehicle for the separate accounts of Variable Contracts offered by insurance companies and for qualified retirement plans. Individual Variable Contract holders are not the shareholders of the Funds. Rather, a participating insurance company and its separate accounts are the shareholders. The offering is without a sales charge and is made at each Fund's net asset value per share. Shares of the Funds are not offered to the general public. Each Fund reserves the right, in its sole discretion, to refuse purchase orders. The procedures for redemption of Fund shares under ordinary circumstances is set forth in the Prospectus and in the separate prospectus relating to the Variable Contracts which accompanies the Prospectus.


The Funds' shares are purchased and redeemed at the net asset value per share. The net asset value per share of each Fund is calculated on each day, Monday through Friday, except days on which the New York Stock Exchange ("NYSE") is closed. The NYSE is currently scheduled to be closed on the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.


The Funds' net asset value per share is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time, by taking the value of all assets of the Fund, subtracting liabilities, dividing by the number of shares outstanding, and adjusting to the nearest cent.

The Funds' securities are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Advisor under procedures approved by the Board of Trustees. Equity securities traded on any U.S. or foreign exchange are valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. Securities for which the primary market is the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If there is no sale on the valuation date, securities traded principally: (1) on a U.S. exchange are valued at the mean between the closing bid and asked prices; and (2) on a foreign exchange are valued at the most recent closing price. Equity securities that are traded in the over-the-counter market only, but are not included in the NASDAQ, are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Exchange traded options are valued at the last sale price in the market where such options are principally traded or, if no sale occurs, at the mean between the last bid and asked price. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days are valued at amortized cost. Valuations may be obtained from independent pricing services approved by the Board.


When the Funds write a put or call option, it records the premium received as an asset and equivalent liability, and thereafter adjusts the liability to the market value of the option determined in accordance with the preceding paragraph.

                             DISTRIBUTIONS AND TAXES


Distributions. All net investment income and capital gains distributions paid by the Funds are automatically reinvested, at net asset value, in additional shares of the Fund unless otherwise indicated. Each Fund currently intends to declare and make distributions of its investment income and gains on an annual basis. There is no fixed dividend rate, and there can be no assurance that the Funds will realize any net investment income or capital gains or make any distributions.


FEDERAL TAXES


THE FOLLOWING DISCUSSION OF THE FEDERAL TAX STATUS OF THE FUNDS IS A GENERAL AND ABBREVIATED SUMMARY BASED ON TAX LAWS AND REGULATIONS IN EFFECT ON THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION. TAX LAW IS SUBJECT TO CHANGE BY LEGISLATIVE, ADMINISTRATIVE OR JUDICIAL ACTION. THIS DISCUSSION DOES NOT CONSTITUTE TAX ADVICE.

Each Fund is treated as a separate taxpayer for federal income tax purposes. Each Fund has elected to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code") and intends to so qualify each year. If each Fund (1) continues to qualify as a regulated investment company and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% Distribution Requirement"), which each Fund intends to do, then under the provisions of Subchapter M, each Fund will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of net short-term capital loss) it distributes (or treats as "deemed distributed") to shareholders. Each Fund will be subject to federal income tax at the regular corporate rate for any amounts of investment company taxable income or net capital gain not distributed (or deemed distributed) to the shareholders.




Each Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of each Fund's gross income for each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock or securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (2) at the close of each quarter of each Fund's taxable year, (a) at least 50% of the value of each Fund's total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities, and other securities (provided that, in the case of any such "other securities" issued by any one issuer, no more than 5% of the value of the Fund may consist of the securities of such issuer, and the Fund may not hold more than 10% of the outstanding voting securities of such issuer), and (b) each Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses.


The Funds should not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute substantially all their income and gain each calendar year because the tax does not apply to a regulated investment company whose only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts. For purposes of this exemption, shares attributable to investments in each Fund made in connection with organizing the portfolio will not be taken into account, as long as such investments do not exceed $250,000.

Each Fund also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts that are used to support variable life insurance contracts and variable annuity contracts. Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund registered under the 1940 Act as an open-end management investment company such as the Funds. These requirements are in addition to the diversification requirements of Subchapter M and of the 1940 Act (as discussed above), and may affect the securities in which a Fund may invest. In order to comply with future requirements of Section 817(h) (or related provisions) of the Code, the Trust may be required, for example, to alter the investment objectives of one or both of the Funds.

The Section 817(h) requirements impose certain limitations on the assets of each separate account (or underlying mutual fund) that may be invested in securities of a single issuer. These limitations apply to each Fund's assets that may be invested in securities of a single issuer. The regulations provide that, except as permitted by a "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter:


     o no more than 55% of a Fund's total assets may be represented by any one investment
     o no more than 70% of a Fund's total assets may be represented by any two investments
     o no more than 80% of a Fund's total assets may be represented by any three investments
     o no more than 90% of a Fund's total assets may be represented by any four investments


Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other regulated investment companies. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, or all interests in the same commodity are treated as a single investment. In addition, each U.S.

Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

If for any taxable year a Fund fails to satisfy the requirements discussed above to be treated as a regulated investment company, all of its taxable income will be subject to federal income tax at the regular corporate rates (without any deduction for distributions to its shareholders). In addition, if a Fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, or otherwise fails to satisfy the requirements discussed above to be treated as a regulated investment company, the owners of variable life insurance contracts and variable annuity contracts who have allocated premiums or cash value to a subaccount supported by such Fund will be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Trust and the Trust intends that each Fund comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a lower total return for a Fund than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Trust might otherwise select.

Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who allocated premiums or cash value to a subaccount supported by a Fund generally are not subject to federal income tax on Fund earnings or distributions or on gains realized upon the sale or redemption of Fund shares until amounts are withdrawn from the contract or plan. For information concerning the federal income tax consequences to the owners of variable life insurance contracts and variable annuity contracts, see the prospectuses for such contracts.


Tax Implications of Options. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received) and the liability related to the option will be extinguished. Any such gain or loss generally will be a short-term capital gain or loss for federal income tax purposes. If a call option that the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security that the Fund purchases upon exercise of the option. If the Fund exercises a put option purchased by it, and the underlying security is sold, the proceeds from such sale will be reduced by the amount of the premium paid to acquire such put option, and the Fund will realize a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security). If a put option purchased by the Fund is not exercised and expires, or if the Fund effects a closing sale transaction, the Fund will realize a capital loss

(or a capital gain in the case of a closing purchase transaction where the proceeds exceed the original premium paid), which capital loss (or gain) will be long-term or short-term, depending on the holding period of the put option. The Fund's transactions in options may be subject to other special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS


The Funds place substantially all their securities transactions, including transactions involving options, through Kelmoore Investment Company, Inc. (the "Advisor"), a registered broker-dealer ("Kelmoore"), in accordance with procedures set forth in Rule 17e-1 under the 1940 Act. These procedures, which have been adopted by the Board of Trustees, including a majority of the non-interested Trustees, are reasonably designed to provide that any commissions, fees or other compensation paid to Kelmoore (or any affiliate) are fair and reasonable when compared to commissions, fees and other compensation received from other firms who engage in comparable transactions. The Funds will not deal with Kelmoore (or any affiliate) in any transaction in which the Advisor (or any affiliate) acts as principal, except in accordance with rules promulgated by the SEC.

The Advisor uses non-affiliated brokers, dealers or members of a securities exchange to clear portfolio transactions on behalf of the Funds and, like Kelmoore, such firms receive commissions for executing the Funds' securities transactions. In effecting the purchase or sale of portfolio securities through non-affiliated brokers, dealers, or members of an exchange, the Trust's policy is for the Advisor to seek execution of trades either (1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (2) at a higher rate of commission charged, if the rate is reasonable in relation to brokerage and research services provided to the Trust or the Advisor by such member, broker or dealer. Such services may include, but are not limited to, information as to the availability of securities for purchase or sale and statistical or factual information or opinions pertaining to investments. The Advisor may use brokerage and research services provided to it by brokers and dealers in servicing all its clients.

The Advisor currently manages private accounts that employ investment strategies similar to those used by the Funds. At times, investment decisions may be made to purchase or sell the same security for the Funds and one or more of the other clients advised by the Advisor.

For fiscal years ended December 2002, 2001 and 2000 (for the period November 27, 2000 to December 31, 2000), $205,654, $91,640 and $-0- was paid by the Trust in brokerage commissions.

For the Funds' fiscal years ended December 31, 2002, 2001 and 2000, Kelmoore paid $67,959, $26,045 and $-0-, respectively, in brokerage commissions to non-affiliated brokers for clearing services, on behalf of the Funds.

                          SHARES OF BENEFICIAL INTEREST


Each Fund of the Trust is treated as a diversified, open-end investment management company. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Board has authorized two series with one class of shares issued currently. The Board has authority, without necessity of a shareholder vote, to create any number of new funds or classes of shares at any time in the future. The establishment and offering of additional funds will not alter the rights of the Trust's shareholders.

Each shareholder receives one vote for each share of the Funds owned and each fractional share is entitled to a proportionate fractional vote. Each issued and outstanding share of a Fund is entitled to participate equally in dividends and distributions declared and in the net assets of the Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. Under Delaware law, shareholders will be liable for the obligations of the Fund only to the extent of their investment in the Fund.

When issued, for the consideration described in the Prospectus, shares are fully paid, non-assessable and freely transferable. Shares do not have preemptive rights or subscription rights. Each Fund's shares have equal voting rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of the Fund. The interests of shareholders in the Fund will not be evidenced by a certificate or certificates representing shares of the Fund.

Unless otherwise required by the 1940 Act, the Trust is not required and does not intend to hold regular annual shareholder meetings. As a result, shareholders may not consider each year the election of Trustees or the appointment of auditors. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Trust Instrument provides that the holders of net less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Board of Trustees has agreed to call a meeting for the purpose of considering the removal of persons serving as a Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. To the extent required by applicable law, the Board of Trustees shall assist shareholders who seek to remove any person serving as Trustee.


Special shareholder meetings may be required for proposals requiring shareholder approval as may be required by the 1940 Act, the Trust Instrument or By-Laws of the Trust.


The insurance companies are currently each Fund's shareholders of record, and, depending on the percentage of holdings in a Fund, and pursuant to the 1940 Act, such shareholders may be deemed to be in control of the Fund. When a shareholder's meeting occurs, each insurance company solicits and accepts voting instructions from its Variable Contract owners who have allocated or transferred monies for an investment in the Fund as of the record date of the meeting. Each shareholder then votes the Fund's shares that are attributable to its interests in the Fund in which it is entitled to vote, in proportion to the voting instructions received.

Each Fund is available through separate accounts relating to both variable annuity and variable life insurance contracts, and also directly to qualified plans. The Funds do not currently foresee any disadvantages to Variable Contract owners or plan participants arising from offering their shares to variable annuity and variable life insurance policy separate accounts and plans, and the Trustees continuously monitors events for the existence of any material irreconcilable conflict between or among Variable Contract owners and plans. Material conflicts could result from, for example, (1) changes in state insurance laws; (2) changes in federal income tax laws; or (3) differences in voting instructions between those given by variable life owners and variable annuity owners. If a material irreconcilable conflict arises, as determined by the Board, one or more separate accounts or plans may withdraw their investment in the Fund. This could possibly require the Fund to sell portfolio securities at disadvantageous prices. Each insurance company or plan will bear the expenses of establishing separate portfolios for its variable annuity and variable life insurance separate accounts and plans if such action becomes necessary. However, ongoing expenses that are ultimately borne by Variable Contract owners and plan participants will likely increase due to the loss of economies of scale benefits that can be provided to separate accounts with substantial assets.


                             PERFORMANCE INFORMATION

The Funds' performance may be used from time to time in advertisements, shareholder reports or other communications disseminated to existing or prospective shareholders or Contract owners. THE FUNDS' PERFORMANCE DOES NOT REFLECT THE VARIABLE CONTRACT FEES AND CHARGES. Past performance does not indicate or project future performance. Performance information may include a Fund's investment results and/or comparisons of its investment results to the Fund's benchmark index or other various unmanaged indexes or results of other mutual funds with similar investment objectives or investing or savings vehicles. The Funds' performance will be calculated on a total return basis in the manner set forth below.

A Fund may provide periodic and average annualized "total return" quotations. The Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the reinvestment of any dividends and distributions.

Quotations of total return and yield will not reflect Contract charges and expenses. The prospectus for a Contract will contain information about performance of the relevant separate account and Contract.

Total Return. Total return is calculated for the specified periods of time by assuming a hypothetical investment of $1,000 in the Fund's shares. Each dividend or other distribution is treated as having been reinvested at net asset value on the payment date. The total returns stated are the percent that an original investment would have increased during the applicable period.

Average Annual Total Return. Each Fund computes its average annual total return by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                           (ERV)(1/N)
             AVERAGE ANNUAL TOTAL RETURN = (--------) - 1
                                           (   P    )

Where: ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period, assuming reinvestment of all dividends and distributions

       P   = hypothetical initial payment of $1,000

       n   = number of years

Aggregate Total Return. Each Fund may compute its aggregate total return over a specified period which represents the cumulative change in the value of an investment in the Fund for the specified period. The formula for calculating aggregate total return is as follows:

                                      [ERV-P]
             AGGREGATE TOTAL RETURN = -------
                                         P

Where: ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period, assuming reinvestment of all dividends and distributions

        P  = hypothetical initial payment of $1,000

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the payment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Such calculations are not indicative of future results and do not take into account Federal, state and local taxes, if any, that shareholders must pay on a current basis.

Since performance will vary from time to time depending upon market conditions, the composition of the portfolio and operating expenses, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. Performance data for the Fund should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time.

For the following periods ended December 31, 2002, the average annual total returns for the Funds were as follows:

========================================================================
FUND                                         1 Year            Since
                                                            Inception(1)
========================================================================
Kelmoore Strategy(R)Variable Fund            (14.73)%         (12.96)%
------------------------------------------------------------------------
Kelmoore Strategy(R)Variable Eagle Fund      (28.38)%         (32.56)%
------------------------------------------------------------------------

For the following periods ended December 31, 2002, the aggregate total returns for the Funds were as follows:

=======================================================================
FUND                                         1 Year           Since
                                                           Inception(1)
=======================================================================
Kelmoore Strategy(R)Variable Fund            (14.73)%        (25.21)%
-----------------------------------------------------------------------
Kelmoore Strategy(R)Variable Eagle Fund      (28.38)%        (56.16)%
-----------------------------------------------------------------------

(1) The Funds commenced investment operations on November 27, 2000.


Comparing Performance. Comparison of the quoted non-standardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Evaluations of a Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for the Fund's performance information could include the following: Barron's, Business Week, Changing Times, Consumer Digest, Financial Times, Financial World, Forbes, Fortune, Investor's Daily, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, Money, Morningstar Inc., New York Times, Personal Investing News, Personal Investor, Success, The Kiplinger's Magazine, U.S. News and World Report, Value Line, Wall Street Journal, Weisenberger Investment Companies Services and Working Women.

                              FINANCIAL STATEMENTS


Reports to Shareholders. Shareholders and Variable Contract owners will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by independent certified public accountants. The audited financial statements and notes thereto for the Kelmoore Strategy(R) Variable Fund and the Kelmoore Strategy(R) Variable Eagle Fund contained in the Annual Report to Shareholders dated December 31, 2002, are incorporated by reference into this Statement of Additional Information and have been audited by

PricewaterhouseCoopers LLP whose report also appears in the Annual Report and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein.

                     THE KELMOORE STRATEGY(R)VARIABLE TRUST
                           PART C - OTHER INFORMATION

Item 23. EXHIBITS:

(a) Trust Instrument is incorporated by reference to Registrant's Registration Statement on Form N-1A filed on October 13, 1999.

(b) By-Laws are incorporated by reference to Registrant's Registration Statement on Form N-1A filed on October 13, 1999.

(c)      Not Applicable.

(d) Investment Advisory Agreement between Registrant and Kelmoore Investment Company, Inc., as amended, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on August 3, 2000.

(e) Distribution Agreement between Registrant and Kelmoore Investment Company, Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on August 3, 2000.

(f)      Not Applicable.

(g) Custodian Services Agreement between Registrant and PFPC Trust Company is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on April 27, 2001.

(h)(1) Transfer Agency Services Agreement between Registrant and PFPC Inc., is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on April 27, 2001.

(h)(2) Form of Distribution and Services Agreement between Registrant and Fortis Benefits Insurance Company is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on April 27, 2001.

(h)(3) Administration and Accounting Services Agreement between Registrant and PFPC Inc., is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on April 27, 2001.

(h)(4) Participation Agreement between Registrant, Fortis Benefits Insurance Company, Fortis Investors, Inc., and Kelmoore Investment Company, Inc., is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on April 27, 2001.

(h)(5) Participation Agreement between Registrant, AGL Life Assurance Company and Kelmoore Investment Company, Inc. is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on April 30, 2002.


(i) Opinion and Consent of Counsel is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on August 3, 2000.


(j)(1) Consent of PricewaterhouseCoopers LLP, independent auditors is filed herewith.

(j)(2) Consent of Sutherland Asbill & Brennan LLP, Trust Counsel is filed herewith.


(k)      Not Applicable.

(l)      Not Applicable.

(m) Distribution Plan Pursuant to Rule 12b-1 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on August 3, 2000.

(n)      Not Applicable.


(p) Code of Ethics of the Trust, the advisor and the principal underwriter is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on April 30, 2002.

OTHER EXHIBITS:

Power of Attorney dated August 12, 2002, on behalf of Michael Romanchak, R. Michael Law, Kathy Bamdad, Robert T. Lanz, Shawn K. Young and Tamara Beth Heiman is filed herewith.


Item 24. Persons Controlled by or under Common Control with Registrant.

         Not Applicable.

Item 25. Indemnification.

         Provisions relating to indemnification of the Registrant's Trustees and employees are included in Registrant's Trust Instrument and By-Laws which are incorporated herein by reference and to the Participation agreement filed herewith. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the

"1933 Act") may be permitted to Trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Trust Instrument, its By-Laws or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Advisor.

         For information as to any other business, vocation or employment of a substantial nature in which each director or officer of Kelmoore Investment Company, Inc. ("Kelmoore") has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee, please refer to Kelmoore's Form ADV (File #801-53123) filed with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended, and incorporated herein by reference.

Item 27. Principal Underwriters.

         (a) Kelmoore also serves as the principal underwriter of the Registrant and of the shares of the Kelmoore Strategy(R) Fund, Kelmoore Strategy(R) Eagle Fund and the Kelmoore Strategy(R) Liberty Fund, each series of an open-end investment management company, Kelmoore Strategic Trust. Kelmoore also currently acts as the principal underwriter for Kelmoore Covered Writing Fund, K2 LP, a California Limited Partnership.

         (b) The following table sets forth information concerning each director and officer of Kelmoore.


Name and Principal      Positions and Offices            Positions and Offices
Business Address        with Kelmoore                    with Registrant
----------------        -------------                    ---------------

Ralph M. Kelmon         Chairman of the Board and        None
                        Chief Executive Officer



Michael Romanchak       Director and Senior              Chairman of the Board
                        Executive Vice President         of Trustees
                        of Insurance Products

Name and Principal      Positions and Offices            Positions and Offices
Business Address        with Kelmoore                    with Registrant
----------------        -------------                    ---------------


David R. Moore          Director                         None


Lisa A. McCarthy        Director                         None


A. Duncan King          Director                         None

David M. Bowen          Director                         None

Norman H. Moore, Jr.    Executive Vice President and     Compliance Officer
                        Compliance Officer

Norman H. Moore         Director                         None

Matthew Kelmon          Director and Senior Executive    None
                        Vice President of Trading


Scott Rodde             Director                         None

Tamara Beth Heiman      Director and Senior Executive    Secretary
                        Vice President of Operations
                        and Marketing

Shawn K. Young          Director, Treasurer and          President and Treasurer
                        Chief Financial Officer

* All addresses are 2471 East Bayshore Road, Suite 501, Palo Alto, CA 94303 unless otherwise indicated.

         (c) Not applicable.

Item 28. Location of Accounts and Records.

         The accounts, books, or other documents required to be maintained by Registrant under Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder will be maintained at the offices of:

         (1)      Kelmoore Investment Company, Inc.
                  2471 E. Bayshore Road
                  Suite 501
                  Palo Alto, CA  94303
                  (records relating to function as investment advisor and distributor to the Funds)

         (2)      PFPC Inc.

                  760 Moore Road
                  King of Prussia, PA  19406
                  (records relating to function as transfer agent and administrator)

         (3)      PFPC Trust Company
                  The Eastwick Center
                  8800 Tinicum Boulevard
                  Philadelphia, PA  19153
                  (records relating to function as custodian)

Item 29. Management Services. Not Applicable.

Item 30. Undertakings. Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 3 to its Registration Statement under the Securities Act of 1933 and Amendment No. 4 to its Registration Statement under the Investment Company Act of 1940 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Palo Alto and the State of California on this 30th day of April, 2002.



                                          THE KELMOORE STRATEGY(R)VARIABLE TRUST
                                          (Registrant)


                                          /s/ Shawn K. Young, CPA
                                          By: Shawn K. Young, CPA, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of The Kelmoore Strategy(R) Variable Trust has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                   TITLE                        DATE

/s/ Michael Romanchak
Michael Romanchak           Chairman of the Board        April 30, 2003


/s/ Shawn K. Young, CPA     President, Treasurer and
Shawn K. Young              Trustee                      April 30, 2003


R. Michael Law*
R. Michael Law              Trustee                      April 30, 2003

Kathy Bamdad*
Kathy Bamdad                Trustee                      April 30, 2003


Robert T. Lanz*
Robert T. Lanz              Trustee                      April 30, 2003


*By: /s/ Shawn K. Young
Shawn K. Young
Attorney-In-Fact

                     THE KELMOORE STRATEGY(R)VARIABLE TRUST

                            EXHIBIT INDEX TO PART "C"

                                       OF

                             REGISTRATION STATEMENT


ITEM NO.     DESCRIPTION

23(j)(1)     Consent of PricewaterhouseCoopers LLP

23(j)(2)     Consent of Sutherland Asbill & Brennan LLP


             Powers of Attorney dated August 12, 2002, on behalf of Michael Romanchak, R. Michael Law, Kathy Bamdad, Robert T. Lanz, Shawn K. Young and Tamara Beth Heiman